Exhibit 99.1 Schedule 5

Seller	Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	xx3110		Closed	2024-07-18 20:48	2024-07-23 13:15	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Application	Resolved-Document Received **Resolved** - Due Diligence Vendor-07/23/2024 Ready for Review-Document Uploaded. - Seller-07/22/2024 Open-Loan Application is missing at the time of review for 2nd borrower "XXXX". Needed Client to provide. - Due Diligence Vendor-07/18/2024	Ready for Review-Document Uploaded. - Seller-07/22/2024	Resolved-Document Received **Resolved** - Due Diligence Vendor-07/23/2024	XXXX			CA	Investment	Refinance	No Cash Out - Borrower Initiated	2017482	N/A	N/A
XXXX	xx3110		Closed	2024-07-18 20:33	2024-07-23 13:15	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 Credit Report is Missing	Resolved-Document Received **Resolved** - Due Diligence Vendor-07/23/2024 Ready for Review-Document Uploaded. - Seller-07/22/2024 Open-Credit report is missing at the time review for 2nd borrower "XXXX". Needed Client to provide. - Due Diligence Vendor-07/18/2024	Ready for Review-Document Uploaded. - Seller-07/22/2024	Resolved-Document Received **Resolved** - Due Diligence Vendor-07/23/2024	XXXX			CA	Investment	Refinance	No Cash Out - Borrower Initiated	2017373	N/A	N/A
XXXX	xx3110	Closed	2024-07-18 20:41	2024-07-18 20:49	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks
"1x exception to exceed credit limit
-Refinancing from competing lender
Prelim indicates multiple liens on record and delinquent property taxes
XXXX

Exceptions Being Requested
1) Policy Exception: Credit Limit Exceeds-One time (Stnd:$XXXX /ReqXXXX
"
4 paid XXXX deals, borrower is experienced in the subject area. The project is same size, same neighborhood as #XXXX, which he sold for $XXXX XXXX ago. He beats XXXX ARVs by an average of 26.3%.

Automated Summary:
- LTC: 84.32%XXXX
- LTAIV Less Holdback: 73.41%XXXX
- LTARV: 69.49% XXXX
- Term: 18
- Points: 1.25
- Interest: 10.25%
- Fees
    - Loan Fee: $XXXX
    - Fund Control FeeXXXX
    - Evaluation Fee: $0.00

Note: CC Approved because of: Tier A borrower, Tier 1 zip score, Other
Notes: Avg Appraisal Vs Sales Price: XXXX% - Due Diligence Vendor-07/18/2024	Waived-Document Uploaded. Risks
"1x exception to exceed credit limit
-Refinancing from competing lender
Prelim indicates multiple liens on record and delinquent property taxes

XX
Exceptions Being Requested
1) Policy Exception: Credit Limit Exceeds-One time (Stnd:$XXXX /Req: $XXXX)
"
4 paid XXXX deals, borrower is experienced in the subject area. The project is same size, same neighborhood as #XXXX. He beats XXXX's ARVs by an average of 26.3%.

Automated Summary:
- LTC: 84.32%  XXXX
- LTAIV Less Holdback: 73.41% $XXXX
- LTARV: 69.49% $XXXX
- Term: 18
- Points: 1.25
- Interest: 10.25%
- Fees
    - Loan Fee: $XXXX
    - Fund Control Fee: $XXXX
    - Evaluation Fee: $0.00

Note: CC Approved because of: Tier A borrower, Tier 1 zip score, Other
Notes: Avg Appraisal Vs Sales Price: 26.00% - Due Diligence Vendor-07/18/2024
																XXXX		Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 38 Currently on title: 10 Cash Reserves:XXXX Average Cash BalanceXXXX FICO Score: 709 Net Worth:XXXX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	2017425	Originator Post-Close	Yes
XXXX	xx2723		Closed	2024-07-25 18:33	2024-07-26 17:47	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Document Uploaded. - First Time Borrower - Requesting Tiering exception as Tier A (current tier is B) - Refinance from another Lender Loan Amount Exceeds Maximum Borrower has A Leverage (completed 7 New construction projects). Additionally, he has provided an LOE for his low FICO (filed on CC folder). Cash reserves are $XXXX Borrower's experience is on the higher end. He sold XXXX for $XXXX and recently sold XXXX. Additionally, he has XXXX currently on the market for $XXXX - Due Diligence Vendor-07/25/2024		Waived-Document Uploaded. Document Uploaded. - First Time Borrower - Requesting Tiering exception as Tier A (current tier is B) - Refinance from another Lender Loan Amount Exceeds Maximum Borrower has A Leverage (completed 7 New construction projects). Additionally, he has provided an LOE for his low FICO (filed on CC folder). Cash reserves are $XXXX Borrower's experience is on the higher end. He sold XXXX for $XXXX and recently sold XXXX for $XXXX. Additionally, he has XXXX currently on the market for $XXXX - Due Diligence Vendor-07/25/2024	XXXX		Borrower Tier: B- (Rate: 9.5-10.5 % Points: 1.5-2.0%) Past Transactions: 10 Currently on title: 1 Cash ReservesXXXX Average Cash Balance: $1XXXX FICO Score: 699 Net WorthXXXX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	2058595	Originator Post-Close	Yes
XXXX	xx3148	Closed	2024-07-25 18:28	2024-07-25 18:29	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks 1.Loan Term Exceeds Maximum 2."- 5+ unit Multifamily deal (8 Units total) - Activity Summary for account ending in XXXX does not have URL." - Due Diligence Vendor-07/25/2024	Waived-Document Uploaded. Risks 1.Loan Term Exceeds Maximum 2."- 5+ unit Multifamily deal (8 Units total) - Activity Summary for account ending in 9119 does not have URL." - Due Diligence Vendor-07/25/2024	XXXX	Mitigant
																		Floor pricing for this loan was 9.875 and 1.25 points, because its multifamily we raised the rate 50bps and the points by 1/4. Then offered him 18 months because of the type of deal. XXXX loan number XXXX- is currently the same situation as this deal is 5 plus unit multifamily that XXXX is converting into TIC (Please note that the Borrower has XXXX property going on the market in 3 weeks. See attached listing agreement on the CC folder). He is working with brokers that have completed 400 plus transactions in this space. Further more he has his attorney ready to engage the Ellis act if necessary. XXXX current plan is to offer cash for keys to have the tenants relocate. If tenants do not want to move the Ellis Act will be engaged. We are at 51.54.% ARV.	CA	Investment	Purchase	NA	2058530	Originator Post-Close	Yes
XXXX	xx3251		Closed	2024-08-26 14:00	2024-10-17 20:27	Waived	2 - Non-Material	B	B	Credit	Credit	Assets requirement other than reserves not met	Waived- - Due Diligence Vendor-08/28/2024 Ready for Review-Document Uploaded. Per u/w POF was cleared on this deal utilizing the borrower's EMD and receipt for closing funds wired. Attached please find the credit memo for the one-time exception for liquidity below the minimum requirement. - Seller-08/27/2024 Open-Liquid Funds Post Close ,Total Qualified Assets for Reserves Post Close & Total Qualified Assets Post Close reflecting is Nagetive values - Client has to Provide additional Bank Statement . - Due Diligence Vendor-08/26/2024	Ready for Review-Document Uploaded. Per u/w POF was cleared on this deal utilizing the borrower's EMD and receipt for closing funds wired. Attached please find the credit memo for the one-time exception for liquidity below the minimum requirement. - Seller-08/27/2024		XXXX		Tier A FICO 776 Cash Reserves $XXXX ARV 68.14% Borrower has ground up experience	CA	Investment	Purchase	NA	2252365	Originator Pre-Close	Yes
XXXX	xx3251	Closed	2024-08-26 13:58	2024-10-17 20:27	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Decision summary report uploaded with comp factor. - Due Diligence Vendor-08/30/2024

Ready for Review-Document Uploaded.  - Seller-08/29/2024

Counter-Uploaded Document  Risk and Mitigant not in Loan Exception Form, Loan does not conform to program guidelines Qualifying FICO >= 720 and Number of Property Exits between ( 2, 10) Guideline Tier Level = B , Exception form for Tier -A Borrower Need Client to provide Exception Loan Form with Risk and Mitigant - Due Diligence Vendor-08/28/2024

Ready for Review-Document Uploaded. Exception loan form provided in the credit folder submitted.  Per u/w borrower is Tier A.  If this suffice condition. Please remove/rescinding  finding. - Seller-08/27/2024

Open-Loan does not conform to program guidelines Qualifying FICO >= 720 and Number of Property Exits between ( 2, 10)
													Guideline Tier Level = B , Exception form for Tier -A Borrower . - Due Diligence Vendor-08/26/2024	Ready for Review-Document Uploaded. - Seller-08/29/2024 Ready for Review-Document Uploaded. Exception loan form provided in the credit folder submitted. Per u/w borrower is Tier A. If this suffice condition. Please remove/rescinding finding. - Seller-08/27/2024	Waived-Decision summary report uploaded with comp factor. - Due Diligence Vendor-08/30/2024	XXXX		FICO 776 Cash Reserves XXXX ARV 68.14% Borrower has ground up experience	CA	Investment	Purchase	NA	2252343	Originator Post-Close	Yes
XXXX	xx3180	Closed	2024-08-26 14:01	2024-08-26 14:02	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks
Loan Amount Exceeds Maximum

Refinance: XXXX

"- Mid stream Refi

XX
Exceptions being requested:
1) Approval Authority Exception: Loan amount over 5M (stnd: XXXX
2) Approval Authority Exception: Internal Refinance
3) Policy Exception: Leverage - LTC Exceeds Max (stnd: 75% / Req: 79.29%)"

Loan to Cost Exceeds Maximum

Mitigant
Tier A Borrower. He did the entitlement loan with XXXX. ARV is at 44.50% and we are charging 10.75% and 1.38 in points when he qualifies for less. Project completion is approximately 35% and the Borrower has completed multiple high dollar projects, track record is on file.

Automated Summary:
- LTC: 79.29%  $XXXX
- LTAIV Less Holdback: 46.43% $XXXX
- LTARV: 44.50% $XXXX
- Term: 18
- Points: 1.38
- Interest: 10.75%
- Fees
    - Loan Fee: $XXXX
    - Fund Control Fee: $
    - Evaluation Fee: $0.00
- Due Diligence Vendor-08/26/2024	Waived-Document Uploaded. Risks
Loan Amount Exceeds Maximum

Refinance: XXXX Payoff/Phase 1

"- Mid stream Refi

XX
Exceptions being requested:
1) Approval Authority Exception: Loan amount over XXXX (stnd: XXXX / Req: XXXX)
2) Approval Authority Exception: Internal Refinance
3) Policy Exception: Leverage - LTC Exceeds Max (stnd: 75% / Req: 79.29%)"

Loan to Cost Exceeds Maximum

Mitigant
Tier A Borrower. He did the entitlement loan with XXXX. ARV is at 44.50% and we are charging 10.75% and 1.38 in points when he qualifies for less. Project completion is approximately 35% and the Borrower has completed multiple high dollar projects, track record is on file.

Automated Summary:
- LTC: 79.29% XXXX
- LTAIV Less Holdback: 46.43% XXXX
- LTARV: 44.50% XXXX
- Term: 18
- Points: 1.38
- Interest: 10.75%
- Fees
    - Loan Fee: $XXXX
    - Fund Control Fee: $XXXX
    - Evaluation Fee: $0.00
 - Due Diligence Vendor-08/26/2024
																XXXX		Borrower Tier: A- (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 59 Currently on title: 12 Cash Reserves: $XXXX (11/2023) Average Cash Balance: $0.00 FICO Score: 700.0 Net WorthXXXX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	2252381	Originator Post-Close	Yes
XXXX	xx3351		Closed	2024-08-27 13:39	2024-08-28 18:08	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. -Borrower's first loan with XXXX & Within Tier A terms. 737 FICO. 12 past transactions. - Due Diligence Vendor-08/27/2024		Waived-Document Uploaded. -Borrower's first loan with XXXX & Within Tier A terms. 737 FICO. 12 past transactions. - Due Diligence Vendor-08/27/2024	XXXX		Borrower Tier: A- (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 9 Currently on title: 9 Cash Reserves: $64,910.81 (6/2024) Average Cash Balance: $XXXX FICO Score: 737 Net Worth: $2XXXX	CA	Investment	Purchase	NA	2259614	Originator Post-Close	Yes
XXXX	xx3372		Closed	2024-08-28 12:28	2025-03-21 20:12	Resolved	1 - Information	C	A	Credit	Credit	Guarantor Recourse Document is missing	Resolved-Guarantor Resource Document is Fully Present or is Not Applicable - Due Diligence Vendor-10/17/2024 Resolved-Guarantor Resource Document provided by client- Finding resolved. - Due Diligence Vendor-09/03/2024 Ready for Review-Document Uploaded. - Seller-08/30/2024 Open-Guarantor Resource Document is Missing Guaranty Document is Missing. Need client to provide. - Due Diligence Vendor-08/28/2024	Ready for Review-Document Uploaded. - Seller-08/30/2024	Resolved-Guarantor Resource Document is Fully Present or is Not Applicable - Due Diligence Vendor-10/17/2024 Resolved-Guarantor Resource Document provided by client- Finding resolved. - Due Diligence Vendor-09/03/2024	XXXX			CA	Investment	Purchase	NA	2266929	N/A	N/A
XXXX	xx3372		Closed	2024-08-27 22:24	2024-08-27 22:25	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Zoned Agricultural Waive Rural Haircuts XX Exceptions Being Requested 1) Policy Exception: Leverage-LTARV Exceeds Max (Stnd: XXXX 2) Policy Exception: Leverage-LTC Exceeds Max (Stnd:XXXX - Due Diligence Vendor-08/27/2024		Waived-Document Uploaded. Zoned Agricultural Waive Rural Haircuts XX Exceptions Being Requested 1) Policy Exception: Leverage-LTARV Exceeds Max (Stnd: 65% /Req: 75%) 2) Policy Exception: Leverage-LTC Exceeds Max (Stnd: 77.5% /Req: 85.74%) - Due Diligence Vendor-08/27/2024	XXXX		We are requesting a one time exception to waive rural haircuts. Borrower is experienced with 295 past transactions and 13 on title. Borrower has 99.23% on time payment history. Cash reserves are at $XXXX). Borrower has 4 in the pipeline, 13 active, and 88 paid.	CA	Investment	Purchase	NA	2265078	Originator Pre-Close	Yes
XXXX	xx3321		Closed	2024-09-05 17:16	2024-09-05 18:50	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Loan does not conform to program guidelines Document Uploaded. - Due Diligence Vendor-09/05/2024		Waived-Loan does not conform to program guidelines Document Uploaded. - Due Diligence Vendor-09/05/2024	XXXX		- XXXX Net Worth - 207 Past Transactions -XXXX paid loans XXXX -Good payment history	CA	Investment	Refinance	No Cash Out - Borrower Initiated	2315604	Originator Pre-Close	Yes
XXXX	xx3321		Closed	2024-09-05 17:16	2024-09-05 17:16	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Audited LTV Exceeds Guideline LTV Document Uploaded. "- Portfolio loan (submitting along with XXXX) - Manufactured Homes 1)Policy Exception: LTAIV exceeding max (Stnd: 65% LTV Manufactured & Cashout Haircut/ Req: 75% LTV)" - Due Diligence Vendor-09/05/2024		Waived-Audited LTV Exceeds Guideline LTV Document Uploaded. "- Portfolio loan (submitting along with XXXX) - Manufactured Homes 1)Policy Exception: LTAIV exceeding max (Stnd: 65% LTV Manufactured & Cashout Haircut/ Req: 75% LTV)" - Due Diligence Vendor-09/05/2024	XXXX		We did the purchase loan (XXXX portfolio) and have been working with the Borrower on the Refis, we have refinanced XXXX. Appraisals are in for all properties.	CA	Investment	Refinance	No Cash Out - Borrower Initiated	2315605	Originator Pre-Close	Yes
XXXX	xx3320		Closed	2024-09-05 17:14	2024-09-05 17:18	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Audited LTV Exceeds Guideline LTV Document Uploaded. Property State != FL and Loan Amount <= 2500000 and Guideline Tier Level = A and Refinance Type in ( Cash Out - Other, ) and Loan Purpose = Refinance and Property Type in ( Manufactured Home - DW, Manufactured Home - SW ) As Is LTV <= 65 - Due Diligence Vendor-09/05/2024		Waived-Audited LTV Exceeds Guideline LTV Document Uploaded. Property State != FL and Loan Amount <= 2500000 and Guideline Tier Level = A and Refinance Type in ( Cash Out - Other, ) and Loan Purpose = Refinance and Property Type in ( Manufactured Home - DW, Manufactured Home - SW ) As Is LTV <= 65 - Due Diligence Vendor-09/05/2024	XXXX		We did the purchase loan (XXXX portfolio) and have been working with the Borrower on the Refis, we have refinanced XXXX. Appraisals are in for all properties.	CA	Investment	Refinance	Cash Out - Other	2315592	Originator Pre-Close	Yes
XXXX	xx3320		Closed	2024-09-05 17:14	2024-09-05 17:18	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Loan does not conform to program guidelines Document Uploaded. Qualifying FICO between ( 649, 680) and Number of Property Exits >= 40 - Guideline Tier Level = C - Due Diligence Vendor-09/05/2024		Waived-Loan does not conform to program guidelines Document Uploaded. Qualifying FICO between ( 649, 680) and Number of Property Exits >= 40 - Guideline Tier Level = C - Due Diligence Vendor-09/05/2024	XXXX		- XXX Net Worth - 207 Past Transactions -XXX paid loansXXXX -Good payment history	CA	Investment	Refinance	Cash Out - Other	2315591	Originator Pre-Close	Yes
XXXX	xx0581		Closed	2024-09-04 20:59	2024-09-04 21:02	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Waived-"-Loan amount over $5MM - One time exception to exceed credit limit - Due Diligence Vendor-09/04/2024		Waived-"-Loan amount over $5MM - One time exception to exceed credit limit - Due Diligence Vendor-09/04/2024	XXXX		Document Uploaded. 65% LTV 67 past transactions Tier A	AZ	Investment	Refinance	Cash Out - Other	2309243	Originator Pre-Close	Yes
XXXX	xx3190		Closed	2024-09-03 18:18	2024-09-03 19:50	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. - Assignment Fee exceeds $50k XX Exceptions Being Requested 1) Policy Exception (Stnd: $50k /Req:$70k) Assignment Fee Over 20% of PP/50k Note: CC Approved because of: Tier A borrower, Strong XXXX Track Record Notes: None - Due Diligence Vendor-09/03/2024		Waived-Document Uploaded. - Assignment Fee exceeds $50k XX Exceptions Being Requested 1) Policy Exception (Stnd: $XXXX /Req:$XXXX) Assignment Fee Over 20% of PP/XXXX Note: CC Approved because of: Tier A borrower, Strong XXXX Track Record Notes: None - Due Diligence Vendor-09/03/2024	XXXX		Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 295 Currently on title: 13 Cash Reserves: XXXX FICO Score: 779	CA	Investment	Purchase	NA	2299466	Originator Post-Close	Yes
XXXX	xx1238	Closed	2024-09-04 21:25	2024-09-04 21:26	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks:
1.Loan Amount Exceeds Maximum
2. "- Exceeding XXXX Credit Limit
- Broker transaction

UW XXXX
Exceptions Being Requested
1) Approval Authority - Loan Amount Over 5M (Stnd: XXXX
2) Policy Exception - Credit Limit Exceeds-One time (Stnd: XXXX

Mitigant:
Borrower has completed 7 GUC projects and all in XXXX like our subject property.    Borrower is xx as well. XXXX experience is for both. The sponsor just built and sold this property on XXXX.  XXXX | XXXX This price point is not an issue for him. A link to the company's website: XXXX (XXXX A link to the company's social media:  XXXX) • XXXX photos and videos

Note: CC Approved because of: Borrower has experience in subject market
area, Tier B borrower, Other Notes: IC has approved | Borrower is a licensed
xx | Charging higher origination fee - Due Diligence Vendor-09/04/2024	Waived-Document Uploaded. Risks:
1.Loan Amount Exceeds Maximum
2. "- Exceeding XXXX Credit Limit
- Broker transaction

XX
Exceptions Being Requested
1) Approval Authority - Loan Amount Over XXXX (Stnd: $XXXX / Req: XXXX
2) Policy Exception - Credit Limit Exceeds-One time (Stnd: $XXXX / Req:XXXX)

Mitigant:
Borrower has completed 7 GUC projects and all in xx like our subject property.    Borrower is xx as well. XXXX experience is for both. The sponsor just built and sold this property on XXXX | XXXX This price point is not an issue for him. A link to the company's website: XXXX) A link to the company's social media:  XXXX) • xx photos and videos

Note: CC Approved because of: Borrower has experience in subject market
area, Tier B borrower, Other Notes: IC has approved | Borrower is a licensed
xx | Charging higher origination fee - Due Diligence Vendor-09/04/2024
																XXXX		Borrower Tier: B- (Upload) (Rate: 9.5-10.5 % Points: 1.5-2.0%) Past Transactions: 4 Currently on title: 1 Cash Reserves: $XXXX) Average Cash Balance: $XXXX FICO Score: 704.0 Net Worth: XXXX	TX	Investment	Refinance	No Cash Out - Borrower Initiated	2309440	Originator Post-Close	Yes
XXXX	xx3103	Closed	2024-09-04 20:35	2024-09-12 15:23	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks
Loan to ARV Exceeds Maximum

"-Internal refinance
-Loan amount over $5M
-One time exception for credit limit to be $XXXX
-Waive Midstream haircuts
-Pricing below minimum

XX
Exceptions Being Requested:
Policy Exceptions
1) Credit Limit Exceeds-One time (Stnd: $XXXX)
2) Leverage-LTARV Exceeds Max (StndXXXX
3) Leverage-LTC Exceeds Max (Stnd: XXXX
4) Waive Midstream haircuts (Stnd: XXXX

Approval Authority:
1) Internal Refinance
2) Loan Amount Over 5M (Req: $XXXX
3) Release Clause < 125% (Stnd:XXXX
4) Lien Subordinating to XXXX
 - Due Diligence Vendor-09/12/2024
Waived-Document Uploaded. -Loan to ARV Exceeds Maximum
-Loan amount over $5M
- Due Diligence Vendor-09/04/2024	Waived-Document Uploaded. Risks
Loan to ARV Exceeds Maximum

"-Internal refinance
-Loan amount over $XXXX
-One time exception for credit limit to be $XXXX
-Waive Midstream haircuts
-Pricing below minimum

XX
Exceptions Being Requested:
Policy Exceptions
1) Credit Limit Exceeds-One time (Stnd: $XXXX / Req: $XXXX)
2) Leverage-LTARV Exceeds Max (Stnd: 70% LTARV / Req: 80.05%)
3) Leverage-LTC Exceeds Max (Stnd: 80% LTC /Req: 93.92%)
4) Waive Midstream haircuts (Stnd: -5% haircut (75% LTC) /Req: 93.92% LTC)

Approval Authority:
1) Internal Refinance
2) Loan Amount Over 5M (Req: $XXXX)
3) Release Clause < 125% (Stnd: 125% / Req: 120%)
4) Lien Subordinating to XXXX
 - Due Diligence Vendor-09/12/2024
 Waived-Document Uploaded. -Loan to ARV Exceeds Maximum
-Loan amount over $5M
 - Due Diligence Vendor-09/04/2024
																XXXX		Borrower Tier: A- (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 859 Currently on title: 16 Cash Reserves: $XXXX) FICO Score: 758.0	CA	Investment	Refinance	No Cash Out - Borrower Initiated	2309004	Originator Pre-Close	Yes
XXXX	xx3342	Closed	2024-09-04 21:49	2024-09-04 21:54	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks "- Fund Control Fee Below Allowed - Interest below allowed 1. Pricing Exception- Reduction in loan fees or the fund control fee- Standard: .5% of HB, Requested: .25% of HB " Mitigant Filed Pricing Exception Approval for reduced fund control fee and interest. This borrower is tier A XXXX with 4 verified New Construction projects in the XXXX area. Borrower has a $XXXX net worth and 781 FICO. Note: CC Approved because of: Low LTARV, Strong FICO, Tier A borrower, Borrower has experience in subject market area, LOW LTC Notes: None - Due Diligence Vendor-09/04/2024	Waived-Document Uploaded. Risks
"- Fund Control Fee Below Allowed
- Interest below allowed

1. Pricing Exception- Reduction in loan fees or the fund control fee- Standard: .5% of HB, Requested: .25% of HB

"
Mitigant
Filed Pricing Exception Approval for reduced fund control fee and interest. This borrower is tier A XXXX Pro with 4 verified New Construction projects in the XXXX area. Borrower has a $XXXX net worth and 781 FICO.
Note: CC Approved because of: Low LTARV, Strong FICO, Tier A borrower,
Borrower has experience in subject market area, LOW LTC Notes: None

 - Due Diligence Vendor-09/04/2024
																XXXX		Note: CC Approved because of: Low LTARV, Strong FICO, Tier A borrower, Borrower has experience in subject market area, LOW LTC Notes: None	CA	Investment	Refinance	No Cash Out - Borrower Initiated	2309609	Originator Post-Close	Yes
XXXX	xx3316		Closed	2024-09-06 14:14	2024-09-09 17:31	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Loan does not conform to program guidelines Document Uploaded. Document Uploaded. Exceptional Approval uploaded for tier A borrower. Loan Amount > $3MM - Due Diligence Vendor-09/06/2024		Waived-Loan does not conform to program guidelines Document Uploaded. Document Uploaded. Exceptional Approval uploaded for tier A borrower. Loan Amount > $3MM - Due Diligence Vendor-09/06/2024	XXXX		1.) Sponsor has 9 past transactions in the XXXX area with sales prices ranging from $XXXX to $XXXX. Of the 9, two were sold this year. XXXX) 2.) Verified assets XXXX plus.	CA	Investment	Purchase	NA	2321399	Originator Pre-Close	Yes
XXXX	xx3388		Closed	2024-09-11 18:35	2024-09-11 18:36	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Exception Approval uploaded for Tier B borrower. - Due Diligence Vendor-09/11/2024		Waived-Document Uploaded. Exception Approval uploaded for Tier B borrower. - Due Diligence Vendor-09/11/2024	XXXX		Experience with flips, good net worth. FICO is 7 points away from being Tier B Charging higher pricing	CA	Investment	Refinance	Cash Out - Other	2354805	Originator Pre-Close	Yes
XXXX	xx3442		Closed	2024-09-11 14:46	2024-09-11 14:46	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks "Exceeding credit limit - one time exception Tier 2 loan amount XX Exceptions Being Requested 1) Policy Exception: Credit Limit Exceeds-One time (Stnd: /Req:) 2) Approval Authority: Loan Amount Over 2.5M (Stnd: XXXX /Req: XXXX " Note: This loan went to IC and was approved on the loan XXXX, but the XXXX was incorrect. The XXXX had to re-enter the loan - Due Diligence Vendor-09/11/2024		Waived-Document Uploaded. Risks "Exceeding credit limit - one time exception Tier 2 loan amount XX Exceptions Being Requested 1) Policy Exception: Credit Limit Exceeds-One time (Stnd: /Req:) 2) Approval Authority: Loan Amount Over XXXX (Stnd: XXXX /Req: XXXX) " Note: This loan went to IC and was approved on the loan XXXX, but the APN was incorrect. The LAC had to re-enter the loan - Due Diligence Vendor-09/11/2024	XXXX		Borrower Tier: B- (Upload) (Rate: 9.5-10.5 % Points: 1.5-2.0%) Past Transactions: 7 Currently on title: 3 Cash Reserves: $XXXX FICO Score: 782	CA	Investment	Purchase	NA	2351651	Originator Post-Close	Yes
XXXX	xx0234	Closed	2024-09-11 17:17	2025-04-11 17:33	Acknowledged	2 - Non-Material	C	B	Property	Value	All Valuation Products Have Variations to Primary that Exceeds -10%	Acknowledged-ARV out of tolerance at -15.63%. AIV in tolerance at 1.45%. - Due Diligence Vendor-04/11/2025

Open- - Due Diligence Vendor-04/11/2025

Rescinded-Client confirmed - loan no longer part of rated securitization  - Due Diligence Vendor-11/18/2024

Acknowledged-Client acknowledges valuation variance > -10% - Due Diligence Vendor-10/29/2024

Open-Valuation variance of > -10% between primary and secondary vals  - Due Diligence Vendor-10/18/2024

													Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. value reconciliation document in a file - Due Diligence Vendor-09/11/2024		Acknowledged-ARV out of tolerance at -15.63%. AIV in tolerance at 1.45%. - Due Diligence Vendor-04/11/2025 Rescinded-Client confirmed - loan no longer part of rated securitization - Due Diligence Vendor-11/18/2024 Acknowledged-Client acknowledges valuation variance > -10% - Due Diligence Vendor-10/29/2024 Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. value reconciliation document in a file - Due Diligence Vendor-09/11/2024				CO	Investment	Purchase	NA	2353761	Investor Post-Close	No
XXXX	xx0234		Closed	2024-09-11 16:43	2024-09-16 15:52	Resolved	1 - Information	C	A	Credit	Credit	Borrowing Entity / Individual has insufficient experience	Resolved-Executed borrower experience document received - Resolved - Due Diligence Vendor-09/16/2024 Resolved-Borrowing Entity has Sufficient Experience (Greater Than or Equal to 1) - Due Diligence Vendor-09/16/2024 Ready for Review-Document Uploaded. - Seller-09/13/2024 Open-Borrowing Entity has Insufficient Experience (Less than 1) Experience or track recorded is missing at the time review needed client to provide - Due Diligence Vendor-09/11/2024	Ready for Review-Document Uploaded. - Seller-09/13/2024	Resolved-Executed borrower experience document received - Resolved - Due Diligence Vendor-09/16/2024 Resolved-Borrowing Entity has Sufficient Experience (Greater Than or Equal to 1) - Due Diligence Vendor-09/16/2024	XXXX			CO	Investment	Purchase	NA	2353343	N/A	N/A
XXXX	xx0234		Closed	2024-09-11 18:05	2024-09-11 18:06	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. 1. Policy Exception-Leverage-LTC Exceeds Max- Standard- XXXX% 2. Policy Exception-Leverage-LTARV Exceeds Max- Standard- XXXX% 3. Approval Authority- Lien Subordinating to XXXX- Standard- No 2nd / 2nd at 100% CLTV - Due Diligence Vendor-09/11/2024		Waived-Document Uploaded. 1. Policy Exception-Leverage-LTC Exceeds Max- Standard- 87.5% / Requested- 91.51% 2. Policy Exception-Leverage-LTARV Exceeds Max- Standard- 70% / Requested- 73.01% 3. Approval Authority- Lien Subordinating to XXXX- Standard- No 2nd / 2nd at 100% CLTV - Due Diligence Vendor-09/11/2024	XXXX		-Borrower has a solid history at this price point - average spread over XXXX Experienced investor in area/ strong liquidity/ only asking for a little over 2 percent ltc / priced as Tier b with 9 months of reserves	CO	Investment	Purchase	NA	2354460	Originator Post-Close	Yes
XXXX	xx3268	Closed	2024-09-11 18:17	2024-09-11 18:24	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Document Uploaded. Risks:
"New requests 8/12/24
Exceptions Being Requested
1) Approval Authority: Loan Amount Over 3.5M (Stnd: XXXX
2) Requesting Limited Guarantee
"
Mitigant:
We are requesting a one time exception for the fund control fee to be reduced by half.  Approval filed.  We are also requesting for the borrower to have a limited guarantee.  Approved pricing exception filed. Borrower is currently a tier A borrower. Borrower has 64 past transactions and 4 currently on title. Borrower has a FICO of 801. Borrower payment history stands at 193 (96.98%).  Borrower has experience with new construction and high loan amounts. ARV is 47%

Note: CC Approved because of: Low LTARV, Strong FICO, Tier A borrower,
LOW LTC Notes: IC has reapproved. The updated credit memo has been
filed in the CC folder - Due Diligence Vendor-09/11/2024	Waived-Document Uploaded. Document Uploaded. Risks:
"New requests 8/12/24
Exceptions Being Requested
1) Approval Authority: Loan Amount Over 3.5M (Stnd: 1.5MM /Req: 4.7MM)
2) Requesting Limited Guarantee
"
Mitigant:
We are requesting a one time exception for the fund control fee to be reduced by half.  Approval filed.  We are also requesting for the borrower to have a limited guarantee.  Approved pricing exception filed. Borrower is currently a tier A borrower. Borrower has 64 past transactions and 4 currently on title. Borrower has a FICO of 801. Borrower payment history stands at 193 (96.98%).  Borrower has experience with new construction and high loan amounts. ARV is 47%

Note: CC Approved because of: Low LTARV, Strong FICO, Tier A borrower,
LOW LTC Notes: IC has reapproved. The updated credit memo has been filed in the CC folder - Due Diligence Vendor-09/11/2024

																XXXX		Borrower Tier: A- (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 64 Currently on title: 5 Cash Reserves: $XXXX) Average Cash BalanceXXXX FICO Score: 801 Net Worth: $XXXX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	2354599	Originator Post-Close	Yes
XXXX	xx2006		Closed	2024-09-17 12:51	2025-04-03 03:37	Resolved	1 - Information	C	A	Credit	Credit	Borrowing Entity / Individual has insufficient experience	Resolved-Borrowing Entity has Sufficient Experience (Greater Than or Equal to 1) - Due Diligence Vendor-09/26/2024 Resolved-Document uploaded and updated. **Resolved** - Due Diligence Vendor-09/26/2024 Ready for Review-Document Uploaded. - Seller-09/25/2024 Open-Borrowing Entity has Insufficient Experience (Less than 1) Borrower Experience Sheet/ Track Record Doc is Missing - Due Diligence Vendor-09/17/2024	Ready for Review-Document Uploaded. - Seller-09/25/2024	Resolved-Borrowing Entity has Sufficient Experience (Greater Than or Equal to 1) - Due Diligence Vendor-09/26/2024 Resolved-Document uploaded and updated. **Resolved** - Due Diligence Vendor-09/26/2024	XXXX			FL	Investment	Refinance	No Cash Out - Borrower Initiated	2387705	N/A	N/A
XXXX	xx2006	Closed	2024-09-17 13:53	2024-09-17 14:05	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. 1. Refinance: XXXX Payoff/Phase 1 2. Loan Amount > $5MM 3.LTC Exceeds 75% (Foreign National) 4. First Construction Project in FL - Due Diligence Vendor-09/17/2024	Waived-Document Uploaded. 1. Refinance: XXXX Payoff/Phase 1 2. Loan Amount > $5MM 3.LTC Exceeds 75% (Foreign National) 4. First Construction Project in FL - Due Diligence Vendor-09/17/2024	XXXX	1. Tier A Borrower with good cash reserves XXXX), 808 FICO and Elite status. His average time of fund and paid XXXX deals is XXXX). He currently has XXXX) where repairs have been completed and on the market for sale. Additionally, he has drawn almost 20% of the HB on XXXX-XXXX XXXX

2, 3 and 4
-Sponsor has 67 past transactions. Of the 67, 9 were ground up construction  projects with sales prices ranging from $XXXX
- Utilizing experienced xx - XXXX is located in  XXXX, XXXX and they specialize in the development and construction of luxury homes since XXXX. They have completed 31 ground up construction projects in the last 4 years.
-Sponsor has been a borrower with XXXX since 2014. He has XXXX paid loans totaling  $XXXX and a good payment history. Of the XXXX paid loans, XXXX were ground up  construction projects.
- Although FL is a newer state for XXXX, he has an entire team in XXXX to  execute this deal.
       *Architect is XXXX with XXXX. He has 20 years of experience in designing, managing, and supervising a broad range of construction projects.
       * Interior designer is XXXX. He is a nationally published interior designer who brings decades of experience in designing stunning luxury spaces through XXXX and the United States.
       *Agent is XXXX. He is a prom
																			FL	Investment	Refinance	No Cash Out - Borrower Initiated	2388349	Originator Pre-Close	Yes
XXXX	xx2085		Closed	2024-09-17 14:19	2024-09-17 14:26	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Loan does not conform to program guidelines Document Uploaded. Qualifying FICO >= 720 and Number of Property Exits between ( 2, 10) -Guideline Tier Level = B - Due Diligence Vendor-09/17/2024		Waived-Loan does not conform to program guidelines Document Uploaded. Qualifying FICO >= 720 and Number of Property Exits between ( 2, 10) -Guideline Tier Level = B - Due Diligence Vendor-09/17/2024	XXXX		Pre-approval filed in cc folder, XXXX pro, reviewed with ae and additionally primary residence is free and clear, pc on a property up for sale is filed in cc folder to consider as future cash flow (pp $XXXX- debt $XXXX = expected cash $XXXX , we clear pof required for this loan with the current july cash reserves and the cash out the borrower is receiving on this deal.	NC	Investment	Refinance	Cash Out - Other	2388634	Originator Post-Close	Yes
XXXX	xx0060		Closed	2024-09-16 22:07	2024-09-16 22:14	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Loan does not conform to program guidelines Exception approval uploaded for tier A borrower and MAX loan amount. - Due Diligence Vendor-09/16/2024		Waived-Loan does not conform to program guidelines Exception approval uploaded for tier A borrower and MAX loan amount. - Due Diligence Vendor-09/16/2024	XXXX		$XXXX Net Worth with 5 Past Transactions. Borrower is experienced with Single family and Multifamily development and value-add strategies. 741 FICO. Appraised value of XXXX	HI	Investment	Purchase	NA	2385315	Originator Pre-Close	Yes
XXXX	xx2083		Closed	2024-09-19 20:02	2024-09-19 20:08	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks Loan to ARV Exceeds Maximum Loan to Cost Exceeds Maximum "Requesting to waive 17.5% LTC and 10% LTARV rural haircuts Exceptions being requested: 1) Policy Exception: Leverage - LTC exceeds max (stnd: XXXX 2) Policy Exception: Leverage - LTARV exceeds max (stnd: XXXX " - Due Diligence Vendor-09/19/2024		Waived-Document Uploaded. Risks Loan to ARV Exceeds Maximum Loan to Cost Exceeds Maximum "Requesting to waive 17.5% LTC and 10% LTARV rural haircuts Exceptions being requested: 1) Policy Exception: Leverage - LTC exceeds max (stnd: 67.5% / Req: 85%) 2) Policy Exception: Leverage - LTARV exceeds max (stnd: 60% / Req: 65.07%) " - Due Diligence Vendor-09/19/2024	XXXX		Mitigant Tier A Borrower with experience in the subject area. He has completed 6 flips and 1 New construction project (XXXX which is around the corner from this property, 0.4 miles away, sold on XXXX	NC	Investment	Refinance	No Cash Out - Borrower Initiated	2413196	Originator Post-Close	Yes
XXXX	xx2121		Closed	2024-09-19 19:00	2024-09-19 19:05	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks: Interest Rate Below Allowed Mitigant: Pricing filed and approved. Summary: "Automated Summary: - LTC: 91.45% $XXXX - LTAIV Less Holdback: 90.00% $XXXX - LTARV: 73.00% $XXXX - Term: 6 - Points: 0.75 - Interest: 9.00% - Fees - Loan Fee: $XXXX - Fund Control Fee: $XXXX - Evaluation Fee: $XXXX - Due Diligence Vendor-09/19/2024		Waived-Document Uploaded. Risks: Interest Rate Below Allowed Mitigant: Pricing filed and approved. Summary: "Automated Summary: - LTC: 91.45% $XXXX - LTAIV Less Holdback: 90.00% $XXXX - LTARV: 73.00% $XXXX - Term: 6 - Points: 0.75 - Interest: 9.00% - Fees - Loan Fee: $XXXX - Fund Control Fee: $XXXX - Evaluation Fee: $XXXX - Due Diligence Vendor-09/19/2024	XXXX		Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 1024 Currently on title: 136 Cash Reserves: $128,015.35 (7/2024) Average Cash Balance: XXXX FICO Score: 650 Net Worth: $XXXX	NC	Investment	Purchase	NA	2412424	Originator Post-Close	Yes
XXXX	xx2121		Closed	2024-09-19 19:04	2024-09-19 19:05	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Loan does not conform to program guidelines Document Uploaded. On XXXX, a request was made to offer Tier A blanket terms for standard rehab for borrower, XXXX. The following terms are being requested: • Leverage: 90/100 (Max 95% LTC) • LTARV Limiter: 75% • LTAIV Limiter: 95% • Loan Term: 12 months • Loan Fees: $750 plus incremental fee and evaluation fee if applicable and 25% FCF • Pricing: 9% interest rate and 0.75 pts - Due Diligence Vendor-09/19/2024		Waived-Loan does not conform to program guidelines Document Uploaded. On XXXX, a request was made to offer Tier A blanket terms for standard rehab for borrower, XXXX. The following terms are being requested: • Leverage: 90/100 (Max 95% LTC) • LTARV Limiter: 75% • LTAIV Limiter: 95% • Loan Term: 12 months • Loan Fees: $XXXX plus incremental fee and evaluation fee if applicable and 25% FCF • Pricing: 9% interest rate and 0.75 pts - Due Diligence Vendor-09/19/2024	XXXX		Compensating Factors: • Pricing Committee Approved XXXX • 994 Past Transactions • Strong Financial Sponsorship - $XXXX Net Worth	NC	Investment	Purchase	NA	2412459	Originator Post-Close	Yes
XXXX	xx3424		Closed	2024-09-19 21:12	2025-04-11 17:45	Acknowledged	2 - Non-Material	C	B	Property	Value	All Valuation Products Have Variations to Primary that Exceeds -10%	Acknowledged-ARV out of tolerance at -14.41%. AIV in tolerance at 0%. - Due Diligence Vendor-04/11/2025 Open- - Due Diligence Vendor-04/11/2025 Rescinded-Client confirmed - loan no longer part of rated securitization - Due Diligence Vendor-11/18/2024 Acknowledged- Client acknowledges valuation variance > -10% - Due Diligence Vendor-10/29/2024 Open-Valuation variance of > -10% between primary and secondary vals - Due Diligence Vendor-10/18/2024 Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Reconciliation doc in file - Due Diligence Vendor-09/19/2024		Acknowledged-ARV out of tolerance at -14.41%. AIV in tolerance at 0%. - Due Diligence Vendor-04/11/2025 Rescinded-Client confirmed - loan no longer part of rated securitization - Due Diligence Vendor-11/18/2024 Acknowledged- Client acknowledges valuation variance > -10% - Due Diligence Vendor-10/29/2024 Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Reconciliation doc in file - Due Diligence Vendor-09/19/2024				CA	Investment	Refinance	No Cash Out - Borrower Initiated	2413711	Investor Post-Close	No
XXXX	xx3424		Closed	2024-09-19 21:41	2024-09-19 21:42	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks: - Corporate XXXX (XXXX) - Waive 5% ARV haircut (XXXX) - Waive most recent one-year tax returns for XXXX XX Exceptions being requested: 1) Leverage - LTARV exceeds max (Stnd: 65% / Req: 67.37%) 2) Corporate Guaranty Requesting to Corporate XXXX for XXXX. Requesting to waive bad boy leverage cut Requesting to waive most recent 1 year company tax return - Due Diligence Vendor-09/19/2024		Waived-Document Uploaded. Risks: - Corporate Bad Boy (XXXX - Waive 5% ARV haircut (Bad Boy) - Waive most recent one-year tax returns for XXXX XX Exceptions being requested: 1) Leverage - LTARV exceeds max (Stnd: 65% / Req: 67.37%) 2) Corporate Guaranty Requesting to Corporate Bad Boy Guaranty for XXXX Requesting to waive bad boy leverage cut Requesting to waive most recent 1 year company tax return - Due Diligence Vendor-09/19/2024	XXXX		Borrower Tier: A- (Rate: 9-10%, Points: 0.75-1.75%) Past Transactions: 403 Currently on title: 14 Cash Reserves: XXXX FICO Score: 795	CA	Investment	Refinance	No Cash Out - Borrower Initiated	2413878	Originator Post-Close	Yes
XXXX	xx3439	Closed	2024-09-19 19:34	2025-04-11 17:31	Acknowledged	2 - Non-Material	C	B	Property	Value	All Valuation Products Have Variations to Primary that Exceeds -10%	Acknowledged-ARV out of tolerance at -15.87%. AIV in tolerance at 5.93%.
 - Due Diligence Vendor-04/11/2025

Open- - Due Diligence Vendor-04/11/2025

Rescinded-Client confirmed - loan no longer part of rated securitization  - Due Diligence Vendor-11/18/2024

Acknowledged-
Client acknowledges valuation variance > -10% - Due Diligence Vendor-10/29/2024

Open-Valuation variance of > -10% between primary and secondary vals  - Due Diligence Vendor-10/18/2024

													Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Value Reconciliation document in file. - Due Diligence Vendor-09/19/2024		Acknowledged-ARV out of tolerance at -15.87%. AIV in tolerance at 5.93%. - Due Diligence Vendor-04/11/2025 Rescinded-Client confirmed - loan no longer part of rated securitization - Due Diligence Vendor-11/18/2024 Acknowledged- Client acknowledges valuation variance > -10% - Due Diligence Vendor-10/29/2024 Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Value Reconciliation document in file. - Due Diligence Vendor-09/19/2024				CA	Investment	Purchase	NA	2412906	Investor Post-Close	No
XXXX	xx3457	Closed	2024-09-19 19:34	2024-09-19 19:35	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks
"-requesting an exception to use the AIV in lieu of the purchase price towards the LTC

-requesting to waive receipts/invoices for work completed
(property owned 24+months)

- requesting waive mid-stream and cash out haircuts

-One-time to exceed credit limit

-cash out on a mid-stream construction project

XX
Exceptions being requested:
1) Policy Exception: Credit Limit Exceeds - One time
2) Policy Exception: Leverage - utilize AIV instead of PP + repairs completed
3) Document Exception: Waive paid receipts for repairs completed
4) Approval Authority Exception: Loan amount over 2.5M - Due Diligence Vendor-09/19/2024	Waived-Document Uploaded. Risks
"-requesting an exception to use the AIV in lieu of the purchase price towards the LTC

-requesting to waive receipts/invoices for work completed
(property owned 24+months)

- requesting waive mid-stream and cash out haircuts

-One-time to exceed credit limit

-cash out on a mid-stream construction project

XX
Exceptions being requested:
1) Policy Exception: Credit Limit Exceeds - One time
2) Policy Exception: Leverage - utilize AIV instead of PP + repairs completed
3) Document Exception: Waive paid receipts for repairs completed
4) Approval Authority Exception: Loan amount over 2.5M - Due Diligence Vendor-09/19/2024
																XXXX		Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 372 Currently on title: 56 Cash Reserves: $XXXX Average Cash Balance:XXXX0 FICO Score: 721 Net Worth: $XXXX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	2412901	Originator Post-Close	Yes
XXXX	xx3403	Closed	2024-09-20 13:48	2024-09-20 13:52	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks:
1."- Subordinating 2nd lien of $XXXX
- Midstream Refi
- Internal Refi
- Using XXXX report to verify repairs completed.
- 1x exception to go over credit limit

XX
Exceptions being requested:
1) Approval Authority Exception: Loan amount over 3.5M (stnd: XXXX)
2) Approval Authority Exception: Internal Refinance
3) Document Exception: Waive paid receipts for repairs completed (Stnd: Paid invoices/receipts Req: XXXX transaction history)
4) Policy Exception: Credit Limit Exceeds-One time (Stnd: 10M Req: over 10M)
"

2.Points Below Allowed

Mitigant:
Pricing Approval is on file. We are aiming to keep the Borrower from transitioning to XXXX and his new employer. Photos on file also reflect the repairs that have been completed. Current XXXX is on file.  His priority is XXXX and XXXX and he would like to get these closed end of month. The refinancing of these two loans will only put him about $XXXX over his $XXXX credit limit and he does not want to provide additional financials above and beyond what he has already provided. He is going to hold off on the other two until we get these two closed. If we can get him good numbers on the other two (XXXX), and he decides to proceed, then he will provide what's needed to get his limit increased to $XXXX or $XXXX. So for now, we need to request an exception to go a little above his $XXXX limit to get these two closed out. Subordination agreement is on file, same as the one provided on XXXX.

Note: CC Approved because of: Tier XXXX

Summary:
"Automated Summary:
- LTC: 89.60%  $XXXX
- LTAIV Less Holdback: 86.01% XXXX
- LTARV: 69.52% $XXXX
- Term: 12
- Points: 0.21
- Interest: 10.25%
- Fees
    - Loan Fee: $750.00
    - Fund Control Fee: $562.50
- Evaluation Fee: $0.00 - Due Diligence Vendor-09/20/2024	Waived-Document Uploaded. Risks:
1."- Subordinating 2nd lien of $XXXX
- Midstream Refi
- Internal Refi
- Using QuickBooks report to verify repairs completed.
- 1x exception to go over credit limit

XX
Exceptions being requested:
1) Approval Authority Exception: Loan amount over XXXX (stnd: XXXX / Req: XXXX)
2) Approval Authority Exception: Internal Refinance
3) Document Exception: Waive paid receipts for repairs completed (Stnd: Paid invoices/receipts Req: XXXX transaction history)
4) Policy Exception: Credit Limit Exceeds-One time (Stnd: XXXX Req: over XXXX)
"

2.Points Below Allowed

Mitigant:
Pricing Approval is on file. We are aiming to keep the Borrower from transitioning to XXXX and his new employer. Photos on file also reflect the repairs that have been completed. Current SREO, YTD P&L, YTD BS is on file.  His priority is XXXX and XXXX and he would like to get these closed end of month. The refinancing of these two loans will only put him about $XXXX over his $XXXX credit limit and he does not want to provide additional financials above and beyond what he has already provided. He is going to hold off on the other two until we get these two closed. If we can get him good numbers on the other two (XXXX and he decides to proceed, then he will provide what's needed to get his limit increased XXXX for now, we need to request an exception to go a little above his $XXXX limit to get these two closed out. Subordination agreement is on file, same as the one provided on XXXX.

Note: CC Approved because of: Tier A borrower, Other , Strong Net Worth
Notes: 1.) Sponsor 40+ past trans. in this area.2.) Tier A borrower 3.) Repeat
XXXX Borrower -XXXX.) Strong FICO of 760 5.)
Strong Financial Sponsorship - $XXXXh. 6.) Project is ~70%
complete 7.) Market is showing HPA per appraisal 8.) XXXX
ARV upside (Internal Value is XXXX. Appraisal ARV of $XXXX) 10.)
Competing with Ascent as this account used to be under a former XXXX
AE who is trying to get all of the bwrs business

Summary:
"Automated Summary:
- LTC: 89.60%  $XXXX
- LTAIV Less Holdback: 86.01% $XXXX
- LTARV: 69.52% $XXXX
- Term: 12
- Points: 0.21
- Interest: 10.25%
- Fees
    - Loan Fee: $XXXX
    - Fund Control Fee: $XXXX
    - Evaluation Fee: $0.00 - Due Diligence Vendor-09/20/2024
																XXXX		Borrower Tier: A- (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 43 Currently on title: 2 Cash Reserves: $XXXX Average Cash Balance: $XXXX FICO Score: 760.0 Net Worth: $XXXX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	2416986	Originator Post-Close	Yes
XXXX	xx3459		Closed	2024-09-20 14:29	2024-09-20 14:32	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. -Requesting an exception to use the AIV in lieu of the purchase price towards the LTC -Waive mid-stream haircuts -Waive Cash-out haircuts -One-time to exceed credit limit - Due Diligence Vendor-09/20/2024		Waived-Document Uploaded. -Requesting an exception to use the AIV in lieu of the purchase price towards the LTC -Waive mid-stream haircuts -Waive Cash-out haircuts -One-time to exceed credit limit - Due Diligence Vendor-09/20/2024	XXXX		-Strong credit score of 721. -This is a 90% completed project with 10% rehab	CA	Investment	Refinance	No Cash Out - Borrower Initiated	2417537	Originator Post-Close	Yes
XXXX	xx2095		Closed	2024-09-26 19:25	2024-09-26 19:26	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. -Pricing Exception- Interest Rate Below Allowed (XXXX)-Standard: 11.25%, Requested: 10.75% -Limited PG -1x exception to waive XXXX rate increase -1st XXXX deal -Land Trust -Outside Lender Refi -Request to waive 5% LTC reduction for loan amount under $XXXX - Due Diligence Vendor-09/26/2024		Waived-Document Uploaded. -Pricing Exception- Interest Rate Below Allowed (Bad Boy)-Standard: 11.25%, Requested: 10.75% -Limited PG -1x exception to waive Bad boy rate increase -1st XXXX deal -Land Trust -Outside Lender Refi -Request to waive 5% LTC reduction for loan amount under $100K - Due Diligence Vendor-09/26/2024	XXXX		Tier A, FICO 728, Experience in low PP, highly experienced with 100+, ~He originates full non recourse loans with XXXX with no hits to leverage. Convinced him to give XXXX a try even thought our limited pg has more “liability” than the non recourse at XXXX. AE relationship with him is strong so he’s ok with starting the relationship with us. ~reason not to increase rate for bad boy, lower leverage since doing haircut to leverage	FL	Investment	Refinance	No Cash Out - Borrower Initiated	2466186	Originator Pre-Close	Yes
XXXX	xx0801		Closed	2024-09-26 20:24	2024-09-26 20:27	Waived	2 - Non-Material	B	B	Credit	Credit	Audited LTC is higher than the guideline maximum LTC	Waived-Document Uploaded. Requesting to waive -5% LTC haircut (loan amount <100K) UWXXXX Exceptions Being Requested 1) Policy Exception: Leverage-LTC Exceeds Max (Stnd: 90% /Req: 93.74%) -Credit Score- 695 -LTARV: 68.60% -Extensive experience- 89 on title and 752 past transactions -Reflecting a quick flip time of 4 months -Tier A, XXXX Legend borrower . Net worth: XXXX - Due Diligence Vendor-09/26/2024		Waived-Document Uploaded. Requesting to waive -5% LTC haircut (loan amount <100K) XX Exceptions Being Requested 1) Policy Exception: Leverage-LTC Exceeds Max (Stnd: 90% /Req: 93.74%) -Credit Score- 695 -LTARV: 68.60% -Extensive experience- 89 on title and 752 past transactions -Reflecting a quick flip time of 4 months -Tier A, XXXX Legend borrower . Net worth:XXXX - Due Diligence Vendor-09/26/2024	XXXX		Borrower Tier: A- (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 752 Currently on title: 89 Cash Reserves: $XXXX Average Cash Balance: $XXXX FICO Score: 695.0 Net Worth: $XXXX	OH	Investment	Purchase	NA	2466885	Originator Pre-Close	Yes
XXXX	xx0237		Closed	2024-09-26 18:51	2024-09-27 12:20	Waived	2 - Non-Material	B	B	Credit	Credit	Audited LTC is higher than the guideline maximum LTC	Waived-Document Uploaded. Exceptions Being Requested: Tier 2 - Sr. UW 1) Approval Authority - Brokered Deal Tier 3 - XXXX 1) Policy Exception - Leverage exception (cap of 5%) >Leverage-LTC Exceeds Max (Stnd: 87.5% / Req: 91.46%) - Due Diligence Vendor-09/26/2024		Waived-Document Uploaded. Exceptions Being Requested: Tier 2 - Sr. UW 1) Approval Authority - Brokered Deal Tier 3 - UW Manager 1) Policy Exception - Leverage exception (cap of 5%) >Leverage-LTC Exceeds Max (Stnd: 87.5% / Req: 91.46%) - Due Diligence Vendor-09/26/2024	XXXX		Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 1 Currently on title: 3 Cash Reserves: $XXXX Average Cash Balance:XXXX FICO Score: 734.0 Net Worth: $XXXX	CO	Investment	Purchase	NA	2465784	Originator Post-Close	Yes
XXXX	xx0237		Closed	2024-09-26 18:51	2024-09-26 18:52	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Audited LTV Exceeds Guideline LTV Document Uploaded. 1) Policy Exception - Leverage exception (cap of 5%) >Leverage-LTARV Exceeds Max (Stnd: 70% / Req: 73.95%) - Due Diligence Vendor-09/26/2024		Waived-Audited LTV Exceeds Guideline LTV Document Uploaded. 1) Policy Exception - Leverage exception (cap of 5%) >Leverage-LTARV Exceeds Max (Stnd: 70% / Req: 73.95%) - Due Diligence Vendor-09/26/2024	XXXX		Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 1 Currently on title: 3 Cash Reserves: XXXX Average Cash BalanceXXXX FICO Score: 734.0 Net Worth: $XXXX	CO	Investment	Purchase	NA	2465785	Originator Post-Close	Yes
XXXX	xx0053	Closed	2024-09-26 20:26	2025-04-14 15:40	Resolved	2 - Non-Material	C	B	Property	Value	All Valuation Products Have Variations to Primary that Exceeds -10%	Resolved-AVM supports value within 10% tolerance (-2.32%). - Due Diligence Vendor-04/11/2025

Open- - Due Diligence Vendor-04/11/2025

Rescinded-Client confirmed - loan no longer part of rated securitization  - Due Diligence Vendor-11/18/2024

Acknowledged-Client acknowledges valuation variance > -10% - Due Diligence Vendor-10/29/2024

Open-Valuation variance of > -10% between primary and secondary vals  - Due Diligence Vendor-10/18/2024

													Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Document Uploaded. Value Reconciliation Doc in file - Due Diligence Vendor-09/26/2024		Resolved-AVM supports value within 10% tolerance (-2.32%). - Due Diligence Vendor-04/11/2025 Rescinded-Client confirmed - loan no longer part of rated securitization - Due Diligence Vendor-11/18/2024 Acknowledged-Client acknowledges valuation variance > -10% - Due Diligence Vendor-10/29/2024 Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Document Uploaded. Value Reconciliation Doc in file - Due Diligence Vendor-09/26/2024	XX			NM	Investment	Refinance	No Cash Out - Borrower Initiated	2466915	N/A	N/A
XXXX	xx0053		Closed	2024-09-26 20:45	2024-10-17 20:26	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Loan does not conform to program guidelines Document Uploaded. Qualifying FICO between ( 679, 720) and Number of Property Exits between ( 2, 10) - Guideline Tier Level = C - Due Diligence Vendor-09/26/2024	Waived-Tier B terms. Property owned for 2 years. Has 2 rentals in XXXX. Encroachment is on the alley on the North side of the property that is owned by the city. - Due Diligence Vendor-09/26/2024	Waived-Loan does not conform to program guidelines Document Uploaded. Qualifying FICO between ( 679, 720) and Number of Property Exits between ( 2, 10) - Guideline Tier Level = C - Due Diligence Vendor-09/26/2024	XXXX		- Tier B terms - Property owned for 2 years - Has 2 rentals in XXXX - Encroachment is on the alley on the North side of the property that is owned by the city	NM	Investment	Refinance	No Cash Out - Borrower Initiated	2467100	Originator Pre-Close	Yes
XXXX	xx3460		Closed	2024-09-26 18:37	2024-09-26 18:39	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks -Borrower's first loan with XXXX - Due Diligence Vendor-09/26/2024		Waived-Document Uploaded. Risks -Borrower's first loan with XXXX - Due Diligence Vendor-09/26/2024	XXXX		• Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) • Past Transactions: 65 • Currently on title: 3 • Cash ReservesXXXX) • FICO Score: 694	CA	Investment	Purchase	NA	2465576	Originator Post-Close	Yes
XXXX	xx3492		Closed	2024-09-26 18:47	2024-09-26 18:48	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks "Corporate Bad Boy Guaranty XX Exceptions being requested: 1) Approval Authority: Corporate Bad Boy Guaranty (Stnd: Personal Guaranty / Req: Corporate Bad Boy Guaranty) Tier B borrower" Mitigant Per XXXX this is a XXXX backed company and on a strong growth trajectory. They do not have much lending market data, as the entity is new, but we have $XXXX in loans in the pipeline. XX has been approved by CC and tiered as a B. - Due Diligence Vendor-09/26/2024		Waived-Document Uploaded. Risks "Corporate Bad Boy Guaranty XX Exceptions being requested: 1) Approval Authority: Corporate Bad Boy Guaranty (Stnd: Personal Guaranty / Req: Corporate Bad Boy Guaranty) Tier B borrower" Mitigant Per Tim this is a VC backed company and on a strong growth trajectory. They do not have much lending market data, as the entity is new, but we have $XXXX in loans in the pipeline. Aro has been approved by CC and tiered as a B. - Due Diligence Vendor-09/26/2024	XXXX		Borrower Tier: B- (Upload) (Rate: 9.5-10.5 % Points: 1.5-2.0%) Past Transactions: 4 Currently on title: 4 Cash Reserves:XXXX Average Cash Balance: XXXX FICO Score: 765.0 Net Worth: $0.00	CA	Investment	Purchase	NA	2465717	Originator Post-Close	Yes
XXXX	xx0112		Closed	2024-09-26 18:53	2024-09-26 18:57	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited FICO is less than Guideline FICO	Waived-Audited FICO is less than Guideline FICO Document Uploaded. XXXX to be qualified as a Tier B borrower despite their FICO score drop from 697 to 635. - Due Diligence Vendor-09/26/2024		Waived-Audited FICO is less than Guideline FICO Document Uploaded. Thien Nguyen to be qualified as a Tier B borrower despite their FICO score drop from 697 to 635. - Due Diligence Vendor-09/26/2024	XXXX		Compensating Factors: • 70+ past transactions • Net Worth: $XXXX • No background report issues • The borrower will set up an automatic monthly payment for their credit card payments	NY	Investment	Purchase	NA	2465809	Originator Post-Close	Yes
XXXX	xx0112		Closed	2024-09-26 18:53	2024-09-26 18:57	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Audited LTV Exceeds Guideline LTV Document Uploaded. - Due Diligence Vendor-09/26/2024		Waived-Audited LTV Exceeds Guideline LTV Document Uploaded. - Due Diligence Vendor-09/26/2024	XXXX		Risks -Low Population Mitigant Borrower has significant experience in the subject area (10+ properties) Borrower Name XXXX Credit Score 635 LTV Analysis Loan Amount (less Holdback & Prepaid Interest if applicable) $XXXX Property AIV XXXX Property ARV XXXX Loan to Cost 84.96% LTAIV 84.63% LTARV 60.28%	NY	Investment	Purchase	NA	2465808	Originator Post-Close	Yes
XXXX	xx0630		Closed	2024-09-26 20:52	2024-09-26 20:53	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. -Low POF: $XXXX - Due Diligence Vendor-09/26/2024		Waived-Document Uploaded. -Low POF: $XXXX - Due Diligence Vendor-09/26/2024	XXXX		-Pre AE: Tier A, Networth XXXX, FICO 750, 65% ARV - success in XXXX	IL	Investment	Purchase	NA	2467181	Originator Pre-Close	Yes
XXXX	xx3501		Closed	2024-09-26 21:00	2024-09-26 21:00	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks "-Loan amount over $XXXX -Funding without appraisal -Lien Subordinating to XXXX - $XXXX XX Exceptions Being Requested SR UW 1) Approval Authority - Broker Transaction 2) Approval Authority - Refinance from another lender Credit Committee 1) Policy Exception - Loan Amount Over 5M (Stnd: $XXXX / Req: $XXXX 2) Approval Authority - Lien Subordinating to XXXX (Stnd: No 2nd DOT / Req: 2nd DOT in the amount of $XXXX )" - Due Diligence Vendor-09/26/2024		Waived-Document Uploaded. Risks "-Loan amount over $3M -Funding without appraisal -Lien Subordinating to XXXX - $XXXX XX Exceptions Being Requested SR UW 1) Approval Authority - Broker Transaction 2) Approval Authority - Refinance from another lender Credit Committee 1) Policy Exception - Loan Amount Over XXXX (Stnd: XXXX / ReqXXXX) 2) Approval Authority - Lien Subordinating to XXXX (Stnd: No 2nd DOT / Req: 2nd DOT in the amount of XXXXX )" - Due Diligence Vendor-09/26/2024	XXXX		Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 303 Currently on title: 4 Cash Reserves:XXXX Average Cash Balance XXXX FICO Score: 716.0 Net Worth:XXXX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	2467238	Originator Post-Close	Yes
XXXX	xx3398		Closed	2024-09-30 13:51	2024-09-30 13:51	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks "Seller recording XXXX loan behind us XX Exceptions being requested: 1) Approval Authority Exception: Lien subordinating to XXXX " - Due Diligence Vendor-09/30/2024		Waived-Document Uploaded. Risks "Seller recording XXXX loan behind us XX Exceptions being requested: 1) Approval Authority Exception: Lien subordinating to XXXX " - Due Diligence Vendor-09/30/2024	XXXX		Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 78 Currently on title: 4 Cash Reserves: $XXXX Average Cash Balance: $XXXX FICO Score: 721.0 Net Worth: $XXXX	CA	Investment	Purchase	NA	2483947	Originator Post-Close	Yes
XXXX	xx2128	Closed	2024-10-01 17:16	2025-04-14 13:19	Resolved	1 - Information	C	A	Property	Value	All Valuation Products Have Variations to Primary that Exceeds -10%	Resolved-Secondary valuation Variance within tolerance to Primary value. - Due Diligence Vendor-04/11/2025

Open- - Due Diligence Vendor-04/11/2025

Rescinded-Client confirmed - loan no longer part of rated securitization  - Due Diligence Vendor-11/18/2024

Acknowledged-
Client acknowledges valuation variance > -10% - Due Diligence Vendor-10/29/2024

Open-Accumulative valuation variance >-10% between primary and secondary valuations  - Due Diligence Vendor-10/18/2024

													Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Value reconciliation document in file. - Due Diligence Vendor-10/01/2024		Resolved-Secondary valuation Variance within tolerance to Primary value. - Due Diligence Vendor-04/11/2025 Rescinded-Client confirmed - loan no longer part of rated securitization - Due Diligence Vendor-11/18/2024 Acknowledged- Client acknowledges valuation variance > -10% - Due Diligence Vendor-10/29/2024 Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Value reconciliation document in file. - Due Diligence Vendor-10/01/2024				NC	Investment	Purchase	NA	2496827	N/A	N/A
XXXX	xx3409		Closed	2024-10-02 00:38	2024-11-19 17:16	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Flood Insurance Policy	Resolved-Flood Insurance document attached - Resolved - Due Diligence Vendor-11/19/2024 Ready for Review-Document Uploaded. - Seller-11/18/2024 Open-Flood Zone AO, flood coverage not in file. - Due Diligence Vendor-10/02/2024	Ready for Review-Document Uploaded. - Seller-11/18/2024	Resolved-Flood Insurance document attached - Resolved - Due Diligence Vendor-11/19/2024	XXXX			CA	Investment	Refinance	Cash Out - Other	2500824	N/A	N/A
XXXX	xx3409	Closed	2024-10-01 13:39	2024-10-01 13:40	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks "-Borrower's first deal with XXXX -Lending to a trust -18 month term - requesting language added for one 3 month extension at .25% extension fee and no change in rate. -Property over 2 acres 1. Approval Authority-Portfolio Deal 2. Approval Authority-Loan Amount Over 2.5M 3. Policy Exception-Property Over 2 Acres 4.Policy Exception-Loan Term- Standard: 12 Months, Requested: 18 Months " - Due Diligence Vendor-10/01/2024	Waived-Document Uploaded. Risks "-Borrower's first deal with XXXX -Lending to a trust -18 month term - requesting language added for one 3 month extension at .25% extension fee and no change in rate. -Property over 2 acres 1. Approval Authority-Portfolio Deal 2. Approval Authority-Loan Amount Over 2.5M 3. Policy Exception-Property Over 2 Acres 4.Policy Exception-Loan Term- Standard: 12 Months, Requested: 18 Months " - Due Diligence Vendor-10/01/2024	XXXX	Risks
"-Borrower's first deal with XXXX
-Lending to a trust
-18 month term
- requesting language added for one 3 month extension at .25% extension fee and no change in rate.
-Property over 2 acres

1. Approval Authority-Portfolio Deal
2. Approval Authority-Loan Amount Over 2.5M
3. Policy Exception-Property Over 2 Acres
4.Policy Exception-Loan Term- Standard: 12 Months, Requested: 18 Months
"

Mitigant
LTV at 46.08%. XXXX is Tier A. 760 FICO. 12 past transactions. Sponsor has been building in this market for over 20 years.  Has completed a ton of houses there.  They purchased raw land, subdividing it and put roads in and developed those houses through the years. They have also done infill houses in other parts of XXXX.  Additional guarantors with net worth of $XXXX MM

																			CA	Investment	Refinance	Cash Out - Other	2493666	Originator Post-Close	Yes
XXXX	xx0582		Closed	2024-10-04 17:51	2024-10-04 17:58	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Loan does not conform to program guidelines Document Uploaded. Tier A customer - Due Diligence Vendor-10/04/2024		Waived-Loan does not conform to program guidelines Document Uploaded. Tier A customer - Due Diligence Vendor-10/04/2024	XXXX		Compensating Factors: *Tier A borrower * 22 past transactions XXXX approved the pricing exception	IL	Investment	Purchase	NA	2529100	Originator Post-Close	Yes
XXXX	xx0752	Closed	2024-10-04 15:16	2025-04-11 17:54	Acknowledged	2 - Non-Material	C	B	Property	Value	All Valuation Products Have Variations to Primary that Exceeds -10%	Acknowledged-ARV out of tolerance at -11.18%. AIV in tolerance at 9.76%. - Due Diligence Vendor-04/11/2025

Open- - Due Diligence Vendor-04/11/2025

Rescinded-Client confirmed - loan no longer part of rated securitization  - Due Diligence Vendor-11/18/2024

Acknowledged-
Client acknowledges valuation variance > -10% - Due Diligence Vendor-10/29/2024

Open- - Due Diligence Vendor-10/29/2024

Open-Valuation variance of > -10% between primary and secondary vals
 - Due Diligence Vendor-10/18/2024

													Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Document Uploaded. Updated as per Appraisal Doc. - Due Diligence Vendor-10/04/2024		Acknowledged-ARV out of tolerance at -11.18%. AIV in tolerance at 9.76%. - Due Diligence Vendor-04/11/2025 Rescinded-Client confirmed - loan no longer part of rated securitization - Due Diligence Vendor-11/18/2024 Acknowledged- Client acknowledges valuation variance > -10% - Due Diligence Vendor-10/29/2024 Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Document Uploaded. Updated as per Appraisal Doc. - Due Diligence Vendor-10/04/2024	XX			MO	Investment	Purchase	NA	2527125	Investor Post-Close	No
XXXX	xx0752		Closed	2024-10-04 16:45	2024-10-04 21:08	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Loan does not conform to program guidelines Document Uploaded. Request was made to give existing Tier A customer - Due Diligence Vendor-10/04/2024		Waived-Loan does not conform to program guidelines Document Uploaded. Request was made to give existing Tier A customer - Due Diligence Vendor-10/04/2024	XXXX		*Waive -5% LTV haircut for LG * Waive -5% LTC haircut for Foreign National * Total Fees (Points + Loan Fees) = a minimum of $1,750	MO	Investment	Purchase	NA	2528269	Originator Post-Close	Yes
XXXX	xx3487		Closed	2024-10-04 19:14	2024-10-05 01:02	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks "Leverage exceeds the max for rural properties on ARV and LTC XX Exceptions Being Requested 1) Policy Exception (Stnd: 65 ARV/Req 68.10 ARV) Stnd: 90/100-17.5 haircut LTC/Req 91.70 LTC:) Leverage exceeds the max for rural properties on ARV and LTC " - Due Diligence Vendor-10/04/2024		Waived-Document Uploaded. Risks "Leverage exceeds the max for rural properties on ARV and LTC XX Exceptions Being Requested 1) Policy Exception (Stnd: 65 ARV/Req 68.10 ARV) Stnd: 90/100-17.5 haircut LTC/Req 91.70 LTC:) Leverage exceeds the max for rural properties on ARV and LTC " - Due Diligence Vendor-10/04/2024	XXXX		Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 583 + Currently on title: 58 Cash Reserves: XXXX) Average Cash Balance: XXXX FICO Score: 785	CA	Investment	Purchase	NA	2530326	Originator Post-Close	Yes
XXXX	xx0586		Closed	2024-10-08 14:28	2024-10-08 14:34	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Audited LTV Exceeds Guideline LTV Document Uploaded. Waive manufactured haircuts Policy Exception: Leverage-LTARV Exceeds Max (Stnd: 65% /Req: 75%) Approval Authority: Lien Subordinating to XXXX - Due Diligence Vendor-10/08/2024		Waived-Audited LTV Exceeds Guideline LTV Document Uploaded. Waive manufactured haircuts Policy Exception: Leverage-LTARV Exceeds Max (Stnd: 65% /Req: 75%) Approval Authority: Lien Subordinating to XXXX - Due Diligence Vendor-10/08/2024	XXXX		-Borrower has experience within low populated areas, -Over 112+ flips. -Tier A	AZ	Investment	Purchase	NA	2550351	Originator Pre-Close	Yes
XXXX	xx2106		Closed	2024-10-11 19:50	2024-10-11 19:51	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks "Low reserves UWXXXX Exceptions being requested: 1) Policy Exception: Does not meet XXXX liquidity (Stnd: XXXX / Req: XXXX) " Note: Approved as 1x exception: - He's only $XXXX short from meeting the $50k liquidity requirement - Average Balance: $XXXX - 805 FICO - Clean credit/background - Tier B borrower - Due Diligence Vendor-10/11/2024		Waived-Document Uploaded. Risks "Low reserves XX Exceptions being requested: 1) Policy Exception: Does not meet XXXX liquidity (Stnd: XXXX / Req: XXXX) " Note: Approved as 1x exception: - He's only $XXXX short from meeting the $50k liquidity requirement - Average Balance: $XXXX - 805 FICO - Clean credit/background - Tier B borrower - Due Diligence Vendor-10/11/2024	XXXX		Borrower Tier: B- (Upload) (Rate: 9.5-10.5 % Points: 1.5-2.0%) Past Transactions: 3 Currently on title: 1 Cash Reserves:XXXX FICO Score: 805.0	FL	Investment	Purchase	NA	2581775	Originator Post-Close	Yes
XXXX	xx2149		Closed	2024-10-16 13:45	2024-10-16 15:02	Waived	2 - Non-Material	B	B	Credit	Credit	Audited LTC is higher than the guideline maximum LTC	Waived-Document Uploaded. Audited Total LTC is 80.71% higher than the guideline maximum LTC 77.5% ( Rural Property )Client Needs to provide Exception with Comp Factors - Due Diligence Vendor-10/16/2024		Waived-Document Uploaded. Audited Total LTC is 80.71% higher than the guideline maximum LTC 77.5% ( Rural Property )Client Needs to provide Exception with Comp Factors - Due Diligence Vendor-10/16/2024	XXXX		Tier A FICO 743 Experience in rural/low populated areas Experience #3627 322 paid loans	NC	Investment	Refinance	Cash Out - Other	2609856	Originator Pre-Close	Yes
XXXX	xx2149		Closed	2024-10-16 13:49	2024-10-16 15:01	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Audited LTV Exceeds Guideline LTV Document Uploaded. Audited As Is LTV is 95% Exceeds Guideline As Is LTV 80% ( Cash out Refinance and Rural property) Client needs to provide Exception with Comp Factors - Due Diligence Vendor-10/16/2024		Waived-Audited LTV Exceeds Guideline LTV Document Uploaded. Audited As Is LTV is 95% Exceeds Guideline As Is LTV 80% ( Cash out Refinance and Rural property) Client needs to provide Exception with Comp Factors - Due Diligence Vendor-10/16/2024	XXXX		Tier A FICO 743 Experience in rural/low populated areas Experience #3627 322 paid loans	NC	Investment	Refinance	Cash Out - Other	2609892	Originator Pre-Close	Yes
XXXX	xx2149		Closed	2024-10-16 13:51	2024-10-16 14:59	Waived	2 - Non-Material	B	B	Credit	Credit	Audited ARV is exceeding guideline maximum ARV	Waived-Document Uploaded. Audited ARV is 66.27 % exceeding guideline maximum ARV 60% ( Cash out Refinance and Rural property ) - Due Diligence Vendor-10/16/2024		Waived-Document Uploaded. Audited ARV is 66.27 % exceeding guideline maximum ARV 60% ( Cash out Refinance and Rural property ) - Due Diligence Vendor-10/16/2024	XXXX		Tier A FICO 743 Experience in rural/low populated areas Experience #3627 322 paid loans	NC	Investment	Refinance	Cash Out - Other	2609914	Originator Pre-Close	Yes
XXXX	xx3429		Closed	2024-10-15 21:23	2024-10-15 21:24	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks "-watchlist -internal refi -demand has delinquencies Send to UW manager due to 1. Tier 3-This is a refinance of an active XXXX Loan 2 Tier 3-Borrower is on the watchlist - to be confirmed by asset management that we are ok to proceed Note- 1.Inquiry sent to XXXX and XXXX Team on status of watchlist/blacklist-pending response. 2. Loan is also missing the payoff demand - Due Diligence Vendor-10/15/2024		Waived-Document Uploaded. Risks "-watchlist -internal refi -demand has delinquencies Send to UW manager due to 1. Tier 3-This is a refinance of an active XXXX Loan 2 Tier 3-Borrower is on the watchlist - to be confirmed by asset management that we are ok to proceed Note- 1.Inquiry sent to Marc and LMA Team on status of watchlist/blacklist-pending response. 2. Loan is also missing the payoff demand - Due Diligence Vendor-10/15/2024	XXXX		Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 267 Currently on title: 38 Cash Reserves: $37,333.6 (8/2024) FICO Score: 756	CA	Investment	Refinance	No Cash Out - Borrower Initiated	2606017	Originator Post-Close	Yes
XXXX	xx2139		Closed	2024-10-18 17:57	2024-10-18 17:58	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks "-Requesting no haircuts due to rural area XX Exceptions Being Requested: Tier 2 - Sr. UW 1) Approval Authority - Rural Tier 4 - Credit Committee 1) Policy Exception-Leverage-LTARV Exceeds Max (Stnd: 65% /Req: 67.50%) 2) Policy Exception-Leverage-Leverage-LTC Exceeds Max (Stnd: 77.5% /Req: 90%) (one-time exception request to waive the rural leverage haircuts for LTC and LTARV) " Mitigant Paid (567, $XXXX) . Tier A borrower - Due Diligence Vendor-10/18/2024		Waived-Document Uploaded. Risks "-Requesting no haircuts due to rural area XX Exceptions Being Requested: Tier 2 - Sr. UW 1) Approval Authority - Rural Tier 4 - Credit Committee 1) Policy Exception-Leverage-LTARV Exceeds Max (Stnd: 65% /Req: 67.50%) 2) Policy Exception-Leverage-Leverage-LTC Exceeds Max (Stnd: 77.5% /Req: 90%) (one-time exception request to waive the rural leverage haircuts for LTC and LTARV) " Mitigant Paid (XXXX) . Tier A borrower - Due Diligence Vendor-10/18/2024	XXXX		Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 1532 Currently on title: 144 Cash Reserves: $XXXX) Average Cash BalanceXXXX FICO Score: 803 Net WorthXXXX	NC	Investment	Purchase	NA	2634275	Originator Post-Close	Yes
XXXX	xx2164		Closed	2024-10-22 15:26	2024-10-29 00:39	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Loan does not conform to program guidelines Document Uploaded. Risks "-exceeding credit limit -No interior photos" - Due Diligence Vendor-10/22/2024		Waived-Loan does not conform to program guidelines Document Uploaded. Risks "-exceeding credit limit -No interior photos" - Due Diligence Vendor-10/22/2024	XXXX		ARV 71% Experience 1003, Tier A Reserves verified XXXX	NC	Investment	Purchase	NA	2656362	Originator Pre-Close	Yes
XXXX	xx3765	Closed	2024-10-22 15:36	2024-10-22 15:36	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. -Low pop
-Watchlist
-Waiving rural property haircuts
XX
Exceptions being requested:
1) Policy Exception: Leverage - LTC exceeds max (Stnd: 62.5 / Req: 80)
2) Policy Exception: Leverage - LTARV exceeds max (Stnd: 55 / Req: 55.18)
Requesting to waive rural haircuts - zoning is rural
Asset management feedback filed. Only lending 80% of purchase price. LTARV at 55.18%. 94.76% on time payment history. We are requesting a one time exception to waive rural haircuts. Borrower has experience with rural areas. The last loan completed with XXXX was in a rural area -XXXX. XXXX has a population of around XXXX as of 2022. The subject XXXX to XXXX) and XXXX to XXXX). Please see the market analysis below: Market Analysis: XXXX Currently there are 4 active listings in subject's immediate area. Listing prices range from $XXXX There were 0 sales within the last 30 days. There were 3 sales found in the last 90 days. There were 3 sales found in the last 180 days. Prices range from $XXXX - Due Diligence Vendor-10/22/2024	Waived-Document Uploaded. -Low pop
-Watchlist
-Waiving rural property haircuts
XX
Exceptions being requested:
1) Policy Exception: Leverage - LTC exceeds max (Stnd: 62.5 / Req: 80)
2) Policy Exception: Leverage - LTARV exceeds max (Stnd: 55 / Req: 55.18)
Requesting to waive rural haircuts - zoning is rural
Asset management feedback filed.  Only lending 80% of purchase price. LTARV at 55.18%. 94.76% on time payment history. We are requesting a one time exception to waive rural haircuts.  Borrower has experience with rural areas.  The last loan completed with XXXX was in a rural area -XXXX has a population of XXXX as of 2022. The subject is XXXX XXXX).  Please see the market analysis below:  Market Analysis: XXXX  Currently there are 4 active listings in subject's immediate area. Listing prices range from $XXXX  There were 0 sales within the last 30 days. There were 3 sales found in the last 90 days. There were 3 sales found in the last 180 days.  Prices range from $XXXX - Due Diligence Vendor-10/22/2024
																XXXX		Borrower Tier: C- (Upload) (Rate: 10.5-11.5 % Points: 2.0-2.5%) Past Transactions: 83 Currently on title: 40 Cash Reserves: $159.36 (8/2024) Average Cash BalanceXXXX FICO Score: 672.0 Net Worth: $XXXX	GA	Investment	Purchase	NA	2656552	Originator Pre-Close	Yes
XXXX	xx1490		Closed	2024-10-22 15:36	2024-10-22 15:38	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Loan does not conform to program guidelines Document Uploaded. Blanket exception to price and leverage at Tier A despite 661 FICO - Due Diligence Vendor-10/22/2024		Waived-Loan does not conform to program guidelines Document Uploaded. Blanket exception to price and leverage at Tier A despite 661 FICO - Due Diligence Vendor-10/22/2024	XXXX		* $XXXX worth • 886 past transactions • XXXX paid loans XXXX)	NV	Investment	Purchase	NA	2656559	Originator Post-Close	Yes
XXXX	xx3474	Closed	2024-10-22 17:39	2024-10-22 17:50	Waived	2 - Non-Material	B	B	Credit	Credit	Audited LTC is higher than the guideline maximum LTC	Waived-Document Uploaded. Risks:
New submission:
-Waive mid-stream 5% LTC haircut

Previous submission:
- Loan Amount over $3MM
- Internal Refinance (Phase 2 of 2)
- Requesting Appraisal to be PTD or PTF
-Waive limited guaranty ARV haircut
-85% LTC for CA deal over XXXX

XX
Exceptions Being Requested

1) Document Exception: Waive Appraisal to be in PTD or PTF

2) Approval Authority: Loan Amount Over XXXX (Stnd: XXXX /XXXX

3) Approval Authority: Internal Refinance (phase 2)

4) Policy Exception: Leverage-LTC Exceeds Max (Stnd: 75% XXXX

5) Policy Exception: Leverage-LTARV Exceeds Max (Stnd: 65% /Req: 70%) - Due Diligence Vendor-10/22/2024	Waived-Document Uploaded. Risks:
New submission:
-Waive mid-stream 5% LTC haircut

Previous submission:
- Loan Amount over $3MM
- Internal Refinance (Phase 2 of 2)
- Requesting Appraisal to be PTD or PTF
-Waive limited guaranty ARV haircut
-85% LTC for CA deal over 5MM

XX
Exceptions Being Requested

1) Document Exception: Waive Appraisal to be in PTD or PTF

2) Approval Authority: Loan Amount Over XXXX (Stnd: XXXX /Req: XXXX)

3) Approval Authority: Internal Refinance (phase 2)

4) Policy Exception: Leverage-LTC Exceeds Max (Stnd: 75% /Req: 85%)

5) Policy Exception: Leverage-LTARV Exceeds Max (Stnd: 65% /Req: 70%) - Due Diligence Vendor-10/22/2024
																XXXX		Borrower Tier: A- (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 23 Cash Reserves:$XXXX FICO Score: 767	CA	Investment	Refinance	No Cash Out - Borrower Initiated	2658069	Originator Post-Close	Yes
XXXX	xx0361	Closed	2024-10-22 17:09	2024-11-21 19:52	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Document Uploaded. Cash out refinance exceeds 70% guideline - Due Diligence Vendor-11/21/2024

Rescinded-Borrower having sufficient Experience   - Due Diligence Vendor-10/25/2024

Open-Loan does not conform to program guidelines - Due Diligence Vendor-10/25/2024

Ready for Review-Borrower does qualify for tier A. FICO is 720 with 20+ properties. Please review track record. 3 past transactions + 8 manually added + over 10 properties on title age 1 year or older. Please rescind this condition. Thank you! - Seller-10/24/2024

													Open-Loan does not conform to program guidelines Qualifying FICO between ( 679, 720) and Number of Property Exits between ( 9, 40) Guideline Tier Level = B , need client to provide the exception form with comp factor. - Due Diligence Vendor-10/22/2024	Ready for Review-Borrower does qualify for tier A. FICO is 720 with 20+ properties. Please review track record. 3 past transactions + 8 manually added + over 10 properties on title age 1 year or older. Please rescind this condition. Thank you! - Seller-10/24/2024	Waived-Document Uploaded. Cash out refinance exceeds 70% guideline - Due Diligence Vendor-11/21/2024 Rescinded-Borrower having sufficient Experience - Due Diligence Vendor-10/25/2024	XXXX		29 experience 709 Fico	WA	Investment	Refinance	Cash Out - Other	2657694	Originator Pre-Close	Yes
XXXX	xx0361		Closed	2024-10-22 17:18	2024-11-19 16:12	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Updated HOI document received - Resolved - Due Diligence Vendor-11/19/2024 Ready for Review-Document Uploaded. please see newly uploaded EOI - Seller-11/18/2024 Open-Mortgage clause is missing in HOA policy, need client to provide an updated HOA policy with mortgage clause. - Due Diligence Vendor-10/22/2024	Ready for Review-Document Uploaded. please see newly uploaded EOI - Seller-11/18/2024	Resolved-Updated HOI document received - Resolved - Due Diligence Vendor-11/19/2024	XXXX			WA	Investment	Refinance	Cash Out - Other	2657803	N/A	N/A
XXXX	xx0498		Closed	2024-10-23 13:57	2024-10-23 13:59	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. -Tiering Exception -Verified Tier C -Tier Exception- FICO Below Tier- Standard: 720, Requested: 713 - Due Diligence Vendor-10/23/2024		Waived-Document Uploaded. -Tiering Exception -Verified Tier C -Tier Exception- FICO Below Tier- Standard: 720, Requested: 713 - Due Diligence Vendor-10/23/2024	XXXX		-Borrower has Tier B experience- Borrower 6 points away on credit score for qualifying for Tier B	MI	Investment	Refinance	No Cash Out - Borrower Initiated	2663869	Originator Pre-Close	Yes
XXXX	xx1246		Closed	2024-10-23 14:03	2024-10-23 14:04	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. XX Exceptions being requested: 1) Document Exception: Waive Screenshot with URL Link/Transaction History - Due Diligence Vendor-10/23/2024		Waived-Document UploadedXX Exceptions being requested: 1) Document Exception: Waive Screenshot with URL Link/Transaction History - Due Diligence Vendor-10/23/2024	XXXX		Borrower Tier: B- (Upload) (Rate: 9.5-10.5 % Points: 1.5-2.0%) Past Transactions: 1 Currently on title: 2 Cash Reserves: XXXX Average Cash Balance: XXXX FICO Score: 740.0 Net Worth: XXXX	TX	Investment	Purchase	NA	2663933	Originator Pre-Close	Yes
XXXX	xx3768		Closed	2024-10-24 12:54	2024-10-30 13:04	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Missing	Resolved-Document uploaded and updated. **Resolved** - Due Diligence Vendor-10/30/2024 Ready for Review-Document Uploaded. - Seller-10/29/2024 Open-Hazard Policy number not in provided , Require updated Doc - Due Diligence Vendor-10/24/2024	Ready for Review-Document Uploaded. - Seller-10/29/2024	Resolved-Document uploaded and updated. **Resolved** - Due Diligence Vendor-10/30/2024	XXXX			GA	Investment	Purchase	NA	2672079	N/A	N/A
XXXX	xx3768		Closed	2024-10-24 13:32	2024-10-24 13:34	Waived	2 - Non-Material	B	B	Credit	Credit	Audited LTC is higher than the guideline maximum LTC	Waived-Document Uploaded. Guideline Tier Level = C Total Loan-To-Cost (LTC) Percent <= 80 - Due Diligence Vendor-10/24/2024		Waived-Document Uploaded. Guideline Tier Level = C Total Loan-To-Cost (LTC) Percent <= 80 - Due Diligence Vendor-10/24/2024	XXXX		LTV is low because this is her first time using a lender and she wanted to keep her debt low. She bought her other deals cash, and she could buy this one cash but as she scales she knows she will leveraging lenders. So no 2nd or 1031- will use her own funds to close.	GA	Investment	Purchase	NA	2672402	Originator Pre-Close	Yes
XXXX	xx2153		Closed	2024-10-28 13:10	2025-04-11 17:42	Acknowledged	2 - Non-Material	C	B	Property	Value	All Valuation Products Have Variations to Primary that Exceeds -10%	Acknowledged-ARV out of tolerance at -14.53%. AIV in tolerance at 15.13%. - Due Diligence Vendor-04/11/2025 Open- - Due Diligence Vendor-04/11/2025 Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Value Reconciliation document in file. - Due Diligence Vendor-10/28/2024		Acknowledged-ARV out of tolerance at -14.53%. AIV in tolerance at 15.13%. - Due Diligence Vendor-04/11/2025 Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Value Reconciliation document in file. - Due Diligence Vendor-10/28/2024				NC	Investment	Purchase	NA	2693132	Investor Post-Close	No
XXXX	xx0761		Closed	2024-10-28 13:43	2024-10-28 13:44	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. -consider this as standard rather than extensive XX Exceptions being requested: 1) Policy Exception: Request to consider this as standard rather than extensive (stnd: rehab budget < 50% PP / Req: rehab budget > 50% PP) Tier A+ experienced borrower has 453 past transactions and 35 currently on title. Borrower has 99.18% on time payment history. Borrower has 2 loans in the pipeline, 7 active, and 151 paid. Average Acq ARV vs Sales Price is 7.33% - Due Diligence Vendor-10/28/2024		Waived-Document Uploaded. -consider this as standard rather than extensive XX Exceptions being requested: 1) Policy Exception: Request to consider this as standard rather than extensive (stnd: rehab budget < 50% PP / Req: rehab budget > 50% PP) Tier A+ experienced borrower has 453 past transactions and 35 currently on title. Borrower has 99.18% on time payment history. Borrower has 2 loans in the pipeline, 7 active, and 151 paid. Average Acq ARV vs Sales Price is 7.33% - Due Diligence Vendor-10/28/2024	XXXX		Borrower Tier: A- (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 457 Currently on title: 38 Cash Reserves: XXXX) Average Cash Balance: $XXXX FICO Score: 761 Net Worth: $XXXX	MO	Investment	Purchase	NA	2693458	Originator Pre-Close	Yes
XXXX	xx3339		Closed	2024-10-28 18:33	2024-10-28 19:15	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Document Uploaded. -Policy Exception: Loan Term (Stnd: 12 months / Req: 18 months) - Approval Authority Exception: Property is XX - Due Diligence Vendor-10/28/2024		Waived-Document Uploaded. Document Uploaded. -Policy Exception: Loan Term (Stnd: 12 months / Req: 18 months) - Approval Authority Exception: Property isXX - Due Diligence Vendor-10/28/2024	XXXX		FICO 719 Tier A -Sponsor has experience with investing in large and small MFRs to either hold as a rental or sell. He has built 4 MFRs and held them as a rental. XXXX • XXXX is the long term lender - Repeat XXXX Borrower - 119 Paid Loans ($XXXX -Strong Financial Sponsorship	CA	Investment	Refinance	Cash Out - Other	2697094	Originator Pre-Close	Yes
XXXX	xx3468		Closed	2024-10-30 14:52	2024-11-11 18:05	Resolved	1 - Information	C	A	Credit	Eligibility	Loan does not conform to program guidelines	Resolved-Stated Experience Approval received from client- Resolved. - Due Diligence Vendor-11/11/2024 Ready for Review-Document Uploaded. Per UW, "SR UW approved to use stated experience to bring the borrower to Tier A. Contact page in AGG shows the approval and email is also filed in borrower's folder in sharepoint." - Seller-11/08/2024 Open-Loan does not conform to program guidelines Borrower is having less then 3 past transition and fico score 763, Borrower fall under tier c level needed to client to provide exception for Tier A level - Due Diligence Vendor-10/30/2024	Ready for Review-Document Uploaded. Per UW, "SR UW approved to use stated experience to bring the borrower to Tier A. Contact page in AGG shows the approval and email is also filed in borrower's folder in sharepoint." - Seller-11/08/2024	Resolved-Stated Experience Approval received from client- Resolved. - Due Diligence Vendor-11/11/2024	XXXX			CA	Investment	Purchase	NA	2712282	N/A	N/A
XXXX	xx0762		Closed	2024-10-30 13:02	2024-11-07 15:19	Resolved	1 - Information	C	A	Credit	Credit	Borrowing Entity / Individual has insufficient experience	Resolved-Borrowing Entity has Sufficient Experience (Greater Than or Equal to 1) - Due Diligence Vendor-11/07/2024 Resolved- - Due Diligence Vendor-11/07/2024 Ready for Review-Document Uploaded. - Seller-11/06/2024 Open-Borrowing Entity has Insufficient Experience (Less than 1) Track Record Excel Sheet (Borrower Experience Sheet) is Missing Client need to Provide - Due Diligence Vendor-10/30/2024	Ready for Review-Document Uploaded. - Seller-11/06/2024	Resolved-Borrowing Entity has Sufficient Experience (Greater Than or Equal to 1) - Due Diligence Vendor-11/07/2024	XXXX			MO	Investment	Purchase	NA	2710816	N/A	N/A
XXXX	xx0762		Closed	2024-10-30 13:24	2024-10-30 13:24	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Points Below Allowed Interest Rate Below Allowed This is a pricing exception approved repeat borrower - Due Diligence Vendor-10/30/2024		Waived-Document Uploaded. Points Below Allowed Interest Rate Below Allowed This is a pricing exception approved repeat borrower - Due Diligence Vendor-10/30/2024	XXXX		Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 158 Currently on title: 13 Cash Reserves: $XXXX) Average Cash Balance: $XXXX FICO Score: 741.0 Net Worth: XXXX	MO	Investment	Purchase	NA	2711063	Originator Pre-Close	Yes
XXXX	xx3529		Closed	2024-10-30 14:29	2024-10-30 15:52	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. -Tier exception C to A -External refi XX Exceptions Being Requested 1) Policy Exception: Tier Exception - FICO Below Tier (Stnd: C /Req: A) 2) Approval Authority: External Refi Verified tier: B for FNF/ A for NC -Tier - A, -100+ for FNF . Borrower is 5 pts away from being Tier A - Due Diligence Vendor-10/30/2024		Waived-Document Uploaded. -Tier exception C to A -External refi XX Exceptions Being Requested 1) Policy Exception: Tier Exception - FICO Below Tier (Stnd: C /Req: A) 2) Approval Authority: External Refi Verified tier: B for FNF/ A for NC -Tier - A, -100+ for FNF . Borrower is 5 pts away from being Tier A - Due Diligence Vendor-10/30/2024	XXXX		Past Transactions: 114 Currently on title: 2 Cash Reserves: $XXXX) Average Cash Balance: XXXX FICO Score: 674	CA	Investment	Refinance	Cash Out - Other	2711950	Originator Pre-Close	Yes
XXXX	xx3575		Closed	2024-11-01 14:24	2024-11-01 14:25	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Tier Exception - FICO below Tier (C) Request a one-time exception to exceed Credit Commitment" - Due Diligence Vendor-11/01/2024		Waived-Document Uploaded. Tier Exception - FICO below Tier (C) Request a one-time exception to exceed Credit Commitment" - Due Diligence Vendor-11/01/2024	XXXX		Borrower is 24 points away from having a qualifying FICO to be considered tier C. Broker and Borrower are actively working on correcting the borrower credit with a credit expert. Per the broker the proof of payoffs XXXX are in hand. XXXX just does not have the ability to get such a rapid rescore on our end.	CA	Investment	Purchase	NA	2727497	Originator Pre-Close	Yes
XXXX	xx3528		Closed	2024-11-04 19:43	2024-11-05 14:51	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Loan does not conform to program guidelines Document Uploaded. Risks "Loan term at 18 months XX Exceptions Being Requested 1) Policy Exception: Loan Term (Stnd: 12 /Req: 18) " - Due Diligence Vendor-11/04/2024		Waived-Loan does not conform to program guidelines Document Uploaded. Risks "Loan term at 18 months XX Exceptions Being Requested 1) Policy Exception: Loan Term (Stnd: 12 /Req: 18) " - Due Diligence Vendor-11/04/2024	XXXX		Blanket Terms -existing Tier A customer, XXXX, Compensating Factors: • Tier A borrower Legend experience • XXXX Past Transactions • 732 FICO	CA	Investment	Purchase	NA	2739433	Originator Pre-Close	Yes
XXXX	xx0550		Closed	2024-11-04 17:09	2024-11-04 17:09	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks "-First time borrower -Waiving 5% LTV haircut for bad boy guaranty UW Manager"" Leverage-LTAIV Exceeds Max (Std 75% / Req 80%)" - Due Diligence Vendor-11/04/2024		Waived-Document Uploaded. Risks "-First time borrower -Waiving 5% LTV haircut for bad boy guaranty UW Manager"" Leverage-LTAIV Exceeds Max (Std 75% / Req 80%)" - Due Diligence Vendor-11/04/2024	XXXX		Mitigant XXXX past transactions. 6 new construction.783 FICO. $XXXX net worth. Experience is all in the XXXX.	VA	Investment	Purchase	NA	2737458	Originator Post-Close	Yes
XXXX	xx3580		Closed	2024-11-05 15:39	2024-11-05 15:40	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks "Multi-Unit (5 units) Requesting a 1x exception to remove the 10% stress factor Requesting a 1x exception to run vacancy at 3.5 vs 4" - Due Diligence Vendor-11/05/2024		Waived-Document Uploaded. Risks "Multi-Unit (5 units) Requesting a 1x exception to remove the 10% stress factor Requesting a 1x exception to run vacancy at 3.5 vs 4" - Due Diligence Vendor-11/05/2024	XXXX		Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 26 Currently on title: 44 Cash Reserves: $XXXX FICO Score: 745	CA	Investment	Purchase	NA	2744853	Originator Post-Close	Yes
XXXX	xx3647	Closed	2024-11-06 19:37	2024-11-06 19:39	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks:
"assignment fee over $50k

1. Approval authority- Loan amount over $1.5M
2. Policy Exception- Assignment Fee Over 20% of PP/XXXX- Standard: $XXXX, Requested: $XXXX"

Mitigant:
We are requesting a one time exception to exceed the $50k assignment fee for this elite borrower.  Borrower is experienced with 299 past transactions and 18 on title.  Borrower has 99.28% on time payment history.  Cash reserves are at $XXXX (9/2024).  Borrower has XXXX in the pipeline, XXXX) active, and XXXX) paid.

Summary:
"Automated Summary:
- LTC: 83.51%  $XXXX
- LTAIV Less Holdback: 82.80% $XXXX
- LTARV: 75.00% $XXXX
- Term: 12
- Points: 0.75
- Interest: 9.50%
- Fees
    - Loan Fee: $XXXX
    - Fund Control Fee: $XXXX
- Evaluation Fee: $XXXX - Due Diligence Vendor-11/06/2024	Waived-Document Uploaded. Risks:
"assignment fee over $50k

1. Approval authority- Loan amount over $1.5M
2. Policy Exception- Assignment Fee Over 20% of PP/XXXX- Standard: $XXXX, Requested: $XXXX"

Mitigant:
We are requesting a one time exception to exceed the $XXXX assignment fee for this elite borrower.  Borrower is experienced with 299 past transactions and 18 on title.  Borrower has 99.28% on time payment history.  Cash reserves are XXXX (XXXX).  Borrower XXXX) in the pipeline, XXXX) active, and XXXX) paid.

Summary:
"Automated Summary:
- LTC: 83.51% XXXX
- LTAIV Less Holdback: 82.80% XXXX
- LTARV: 75.00%XXXX
- Term: 12
- Points: 0.75
- Interest: 9.50%
- Fees
    - Loan Fee: $XXXX
    - Fund Control Fee: $XXXX
    - Evaluation Fee: $XXXX - Due Diligence Vendor-11/06/2024
																XXXX		Borrower Tier: A- (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 300 Currently on title: 16 Cash Reserves: $XXXX Average Cash Balance: $XXXX FICO Score: 735 Net Worth: $XXXX	CA	Investment	Purchase	NA	2756658	Originator Post-Close	Yes
XXXX	xx3535		Closed	2024-11-07 17:38	2024-11-07 22:35	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Loan does not conform to program guidelines Document Uploaded. Requesting borrower be teired as B Tier for new construction Requesting to use XXXX towards their experience. Loan amount over $5MM in CA Requesting to lower FCF to 25bps - Due Diligence Vendor-11/07/2024	Waived-CC Approved because of: Tier B borrower, Other Notes: IC approved - Due Diligence Vendor-11/07/2024	Waived-Loan does not conform to program guidelines Document Uploaded. Requesting borrower be teired as B Tier for new construction Requesting to use 4351 Vanalden Ave towards their experience. Loan amount over $5MM in CA Requesting to lower FCF to 25bps - Due Diligence Vendor-11/07/2024	XXXX		FICO 740 Verified funds XXXX+ 61% ARV	CA	Investment	Refinance	No Cash Out - Borrower Initiated	2764268	Originator Pre-Close	Yes
XXXX	xx2162		Closed	2024-11-11 14:55	2025-04-11 17:50	Acknowledged	2 - Non-Material	C	B	Property	Value	All Valuation Products Have Variations to Primary that Exceeds -10%	Acknowledged-ARV out of tolerance at -13%. AIV in tolerance at 3.28%. - Due Diligence Vendor-04/11/2025 Open- - Due Diligence Vendor-04/11/2025 Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Value reconciliation document in file - Due Diligence Vendor-11/11/2024		Acknowledged-ARV out of tolerance at -13%. AIV in tolerance at 3.28%. - Due Diligence Vendor-04/11/2025 Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Value reconciliation document in file - Due Diligence Vendor-11/11/2024				NC	Investment	Purchase	NA	2780979	Investor Post-Close	No
XXXX	xx2162		Closed	2024-11-11 15:29	2024-11-11 15:48	Waived	2 - Non-Material	B	B	Credit	Credit	Audited LTC is higher than the guideline maximum LTC	Waived-Document Uploaded. *Risks 1. Loan to Cost Exceeds Maximum XX Exceptions being requested: 1) Policy Exception: LTC exceeds max (Stnd: 80 / Req: 85) - Due Diligence Vendor-11/11/2024 Open- - Due Diligence Vendor-11/11/2024		Waived-Document Uploaded. *Risks 1. Loan to Cost Exceeds Maximum 2. XX Exceptions being requested: 1) Policy Exception: LTC exceeds max (Stnd: 80 / Req: 85) - Due Diligence Vendor-11/11/2024	XXXX		*Mitigant Borrower is paying off debt and advised his score would be above 720 on our 2nd loan, qualifying him for tier A. One time leverage exception based off of the borrower's experience, FICO and liquidity. Keeping pricing at tier B. Received a one time loyalty approval to be XXXX Pro, approval filed.	NC	Investment	Purchase	NA	2781459	Originator Post-Close	Yes
XXXX	xx2166		Closed	2024-11-11 14:05	2025-04-11 17:52	Acknowledged	2 - Non-Material	C	B	Property	Value	All Valuation Products Have Variations to Primary that Exceeds -10%	Acknowledged-ARV out of tolerance at -11.54%. AIV in tolerance at 9.09%. - Due Diligence Vendor-04/11/2025 Open- - Due Diligence Vendor-04/11/2025 Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Value reconciliation document in a file. - Due Diligence Vendor-11/11/2024		Acknowledged-ARV out of tolerance at -11.54%. AIV in tolerance at 9.09%. - Due Diligence Vendor-04/11/2025 Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Value reconciliation document in a file. - Due Diligence Vendor-11/11/2024				NC	Investment	Purchase	NA	2780440	Investor Post-Close	No
XXXX	xx2166		Closed	2024-11-11 14:36	2025-03-21 19:32	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived--Assignment fee over $50k - Due Diligence Vendor-03/21/2025 Waived-Document Uploaded. -Assignment fee over $50k -exceeding credit limit - Due Diligence Vendor-11/11/2024		Waived--Assignment fee over $50k - Due Diligence Vendor-03/21/2025 Waived-Document Uploaded. -Assignment fee over $50k -exceeding credit limit - Due Diligence Vendor-11/11/2024	XXXX		We are requesting a one time exception for the assignment fee to be over $50k. The original pp was lowered after loan docs originally went out, increasing the assignment fee. We are also requesting a one time exception to exceed the borrowers credit limit. The borrower has 9 properties in escrow totaling $XXXX	NC	Investment	Purchase	NA	2780755	Originator Pre-Close	Yes
XXXX	xx2166		Closed	2024-11-11 14:16	2025-03-21 19:31	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived--A request was made to offer Tier A blanket terms - Due Diligence Vendor-03/21/2025 Waived-Loan does not conform to program guidelines Document Uploaded. -A request was made to offer Tier A blanket terms - Due Diligence Vendor-11/11/2024		Waived--A request was made to offer Tier A blanket terms - Due Diligence Vendor-03/21/2025 Waived-Loan does not conform to program guidelines Document Uploaded. -A request was made to offer Tier A blanket terms - Due Diligence Vendor-11/11/2024	XXXX		• Pricing Committee Approved • XXXX Paid Loans ($XXXX • XXXX Past Transactions • Strong Financial Sponsorship - $XXXX Net Worth	NC	Investment	Purchase	NA	2780560	Originator Pre-Close	Yes
XXXX	xx3767		Closed	2024-11-11 15:15	2024-11-14 17:46	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Missing	Resolved- - Due Diligence Vendor-11/14/2024 Ready for Review-Document Uploaded. - Seller-11/13/2024 Open-Effective Date is XXXX and Expiration date is XXXX- Require Corrected EOI policy - Due Diligence Vendor-11/11/2024	Ready for Review-Document Uploaded. - Seller-11/13/2024		XXXX			GA	Investment	Refinance	No Cash Out - Borrower Initiated	2781253	N/A	N/A
XXXX	xx2090		Closed	2024-11-11 18:18	2024-11-11 18:24	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks Loan Amount Exceeds Maximum "Exception to combine all 7 PGers (all signing docs) experience for Tier A 1. Approval Authority- Loan Amount Over 1.5M 2. Approval Authority- Refinance from another lender 3. Policy Exception- Tier Exception- Experience Below Minimum - Due Diligence Vendor-11/11/2024		Waived-Document Uploaded. Risks Loan Amount Exceeds Maximum "Exception to combine all 7 XXXX (all signing docs) experience for Tier A 1. Approval Authority- Loan Amount Over 1.5M 2. Approval Authority- Refinance from another lender 3. Policy Exception- Tier Exception- Experience Below Minimum - Due Diligence Vendor-11/11/2024	XXXX		Borrower Tier: B- (Upload) (Rate: 9.5-10.5 % Points: 1.5-2.0%) Past Transactions: 7 Currently on title: 1 Cash Reserves: $$XXXX) FICO Score: 754	FL	Investment	Refinance	No Cash Out - Borrower Initiated	2783687	Originator Post-Close	Yes
XXXX	xx0588		Closed	2024-11-11 15:30	2024-11-11 15:31	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks First Time Borrower Mitigant Borrower was quoted Tier B terms but is actually a Tier A - Due Diligence Vendor-11/11/2024		Waived-Document Uploaded. Risks First Time Borrower Mitigant Borrower was quoted Tier B terms but is actually a Tier A - Due Diligence Vendor-11/11/2024	XXXX		Borrower Tier: A- (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 27 Currently on title: 0 Cash Reserves: $XXXX) Average Cash Balance: XXXX FICO Score: 766 Net Worth: $XXXX	AZ	Investment	Purchase	NA	2781465	Originator Post-Close	Yes
XXXX	xx3623		Closed	2024-11-11 15:36	2024-11-11 15:45	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks "- footage of this property (XXXX ) is less than the minimum 500 sqft XX Exceptions being requested: 1) Policy Exception: Property less than 500 sq ft (Stnd: 500 / XXXX) " - Due Diligence Vendor-11/11/2024		Waived-Document Uploaded. Risks "- footage of this property (XXXX ) is less than the minimum 500 sqft XX Exceptions being requested: 1) Policy Exception: Property less than 500 sq ft (Stnd: 500 / XXXX) " - Due Diligence Vendor-11/11/2024	XXXX		Mitigant Payment History 192 (98.46%). Paid (30, $XXXX).	CA	Investment	Purchase	NA	2781562	Originator Pre-Close	Yes
XXXX	xx3670		Closed	2024-11-11 16:02	2024-11-11 16:02	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. -Waive Rural Haircuts -Loan to ARV Exceeds Maximum -Loan to AIV or PP Exceeds Maximum -Loan to Cost Exceeds Maximum - Due Diligence Vendor-11/11/2024		Waived-Document Uploaded. -Waive Rural Haircuts -Loan to ARV Exceeds Maximum -Loan to AIV or PP Exceeds Maximum -Loan to Cost Exceeds Maximum - Due Diligence Vendor-11/11/2024	XXXX		-waive rural haircuts. -The population of XXXX -Borrower is a Tier A borrower with 21 paid XXXX loans ($XXXX) -XXXX past transactions, and XXXX in cash reserves.	CA	Investment	Purchase	NA	2781860	Originator Pre-Close	Yes
XXXX	xx3352		Closed	2024-11-15 16:31	2024-11-15 16:31	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks "Use the AIV from the borrower provided appraisal instead of purchase price. AIV = 1M Tier 3 loan amount XX Exceptions Being Requested 1) Policy Exception: Leverage-Utilize Appraisal AIV Instead of PP (Stnd: Use PP /Req: Use appraised AIV) 2) Approval Authority: Loan Amount Over 3.5M (Stnd: XXXX /Req: XXXX) " - Due Diligence Vendor-11/15/2024		Waived-Document Uploaded. Risks "Use the AIV from the borrower provided appraisal instead of purchase price. AIV = 1M Tier 3 loan amount XX Exceptions Being Requested 1) Policy Exception: Leverage-Utilize Appraisal AIV Instead of PP (Stnd: Use PP /Req: Use appraised AIV) 2) Approval Authority: Loan Amount Over XXXX (Stnd: XXXX /Req: XXXX) " - Due Diligence Vendor-11/15/2024	XXXX		Borrower Tier: B- (Rate: 9.5-10.5 % Points: 1.5-2.0%) Past Transactions: 5 Currently on title: 2 Cash Reserves: $XXXX) Average Cash Balance: $XXXX FICO Score: 756	CA	Investment	Refinance	No Cash Out - Borrower Initiated	2820333	Originator Post-Close	Yes
XXXX	xx3518	Closed	2024-11-15 15:47	2024-11-20 15:07	Resolved	1 - Information	C	A	Credit	Credit	Borrowing Entity / Individual has insufficient experience	Resolved-Experience sheet received from client-Resolved. - Due Diligence Vendor-11/20/2024
Resolved-Borrowing Entity has Sufficient Experience (Greater Than or Equal to 1) - Due Diligence Vendor-11/20/2024
Ready for Review-Document Uploaded. Credit memo provided from underwriting. Sponsor has been a licensed xx since 2012. He has worked on 30+ extensive renovation/construction projects with values ranging from $XXXX-$XXXX. One of his notable projects was XXXX, that had a $XXXX budget and sold for XXXX in XXXX. Borrowing entity consists of six partners, 1 xx, 1 developer with 130 past transaction, 2 real estate agents who service the XXXX area and 2 financial partners - Seller-11/19/2024
													Open-Borrowing Entity has Insufficient Experience (Less than 1) Borrower Track Record Doc is Missing - Due Diligence Vendor-11/15/2024	Ready for Review-Document Uploaded. Credit memo provided from underwriting. Sponsor has been a licensed xx since 2012. He has worked on 30+ extensive renovation/construction projects with values ranging from $XXXX. One of his notable projects was XXXXr, that had a $XXXX budget and sold for $XXXX. Borrowing entity consists of six partners, 1 xx, 1 developer with 130 past transaction, 2 real estate agents who service the XXXX area and 2 financial partners - Seller-11/19/2024	Resolved-Experience sheet received from client-Resolved. - Due Diligence Vendor-11/20/2024 Resolved-Borrowing Entity has Sufficient Experience (Greater Than or Equal to 1) - Due Diligence Vendor-11/20/2024	XXXX			CA	Investment	Refinance	No Cash Out - Borrower Initiated	2819607	N/A	N/A
XXXX	xx3518	Closed	2024-11-15 16:00	2024-11-15 16:06	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. - Loan Amount > $9.5MM -Internal refinance - Mid Construction -Guarantors have < 25% ownership - Due Diligence Vendor-11/15/2024	Waived-Document Uploaded. - Loan Amount > $9.5MM -Internal refinance - Mid Construction -Guarantors have < 25% ownership - Due Diligence Vendor-11/15/2024	XXXX	Stated Experience, XX Experience XXXX has worked for 20 years in the luxury market for private sector clients on residential, commercial, and hospitality projects. His extensive experience includes high-end residential, luxury retail and restaurant, commercial offices, and hospitality. XX skill set includes feasibility and site assessment studies, design management, procurement, contract administration services, and construction and development management. He has built projects such as Snapchat creator, XXXX $XXXX home in XXXX. XXXX as well as XXXX and XXXX to name a few. Here is a link to their website (XXXX , XXXX attached herein. Project is 78% completed, estimated completion in 4 months, sub 75% LTC, pricing is at 11.75% and 2 pts

																			CA	Investment	Refinance	No Cash Out - Borrower Initiated	2819804	Originator Pre-Close	Yes
XXXX	xx3577	Closed	2024-11-15 17:12	2024-11-15 17:16	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks:
1.Loan Term Exceeds Maximum

2."Internal refi

XX
Exceptions being requested:
1) Approval Authority Exception: Internal Refinance
2) Approval Authority Exception: Watchlisted Borrower
3) Policy Exception: Loan Term (Stnd: 12 / Req: 18)
"

Mitigant:
Borrower is requesting 18 months to obtain permits. She plans on developing 5 townhomes and anticipates the permitting process to take 18 months. This is an A Tier borrower with a lot of experience in XXXX.

Borrower has XXXX paid deals ($XXXX)

Note: CC Approved because of: Tier A borrower, Good FICO, Strong XXXX
Track Record Notes: None

Summary:
"Automated Summary:
- LTC: 80.00%  $XXXX
- LTAIV Less Holdback: 80.00% $XXXX
- LTARV: 80.00% $XXXX
- Term: 18
- Points: 0.75
- Interest: 8.75%
- Fees
    - Loan Fee: $XXXX
    - Fund Control Fee: $0.00
- Evaluation Fee: $XXXX - Due Diligence Vendor-11/15/2024	Waived-Document Uploaded. Risks:
1.Loan Term Exceeds Maximum

2."Internal refi

XX
Exceptions being requested:
1) Approval Authority Exception: Internal Refinance
2) Approval Authority Exception: Watchlisted Borrower
3) Policy Exception: Loan Term (Stnd: 12 / Req: 18)
"

Mitigant:
Borrower is requesting 18 months to obtain permits. She plans on developing 5 townhomes and anticipates the permitting process to take 18 months. This is an A Tier borrower with a lot of experience in XXXX.

Borrower has 95 paid deals ($XXXX)

Note: CC Approved because of: Tier A borrower, Good FICO, Strong XXXX
Track Record Notes: None

Summary:
"Automated Summary:
- LTC: 80.00%  XXXX
- LTAIV Less Holdback: 80.00XXXX
- LTARV: 80.00% $XXXX
- Term: 18
- Points: 0.75
- Interest: 8.75%
- Fees
    - Loan Fee: $XXXX
    - Fund Control Fee: $0.00
    - Evaluation Fee: $XXXX - Due Diligence Vendor-11/15/2024
																XXXX		Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 336 Currently on title: 169 Cash Reserves: XXXX) Average Cash Balance:XXXX FICO Score: 743 Net Worth: $XXXX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	2820839	Originator Post-Close	Yes
XXXX	xx2212		Closed	2024-11-20 17:52	2024-11-20 17:56	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Loan does not conform to program guidelines Document Uploaded. Tier A blanket terms for standard rehab for borrower, XXXX *Leverage: 90/100 (Max 95% LTC) *LTARV Limiter: 75% *LTAIV Limiter: 95% Risks "-exceeding credit limit -assignment fee over 20% of pp -assignment fee over $XXXX (XXXX) " - Due Diligence Vendor-11/20/2024		Waived-Loan does not conform to program guidelines Document Uploaded. Tier A blanket terms for standard rehab for borrower, XXXX *Leverage: 90/100 (Max 95% LTC) *LTARV Limiter: 75% *LTAIV Limiter: 95% Risks "-exceeding credit limit -assignment fee over 20% of pp -assignment fee over $XXXX (XXXX) " - Due Diligence Vendor-11/20/2024	XXXX		Compensating Factors: • Pricing Committee Approved • XXXX Paid Loans (XXXX • XXXX Past Transactions • Strong Financial Sponsorship - $XXXX Net Worth We are also requesting a one-time exception to exceed the borrowers credit limit. We are also requesting a one-time exception from the assignment fee to be over $50k. The borrower has 4 properties in escrow totaling $XXXX. The borrower is an experienced borrower with 1003 past deals and XXXX paid XXXX deals since he's been with us (XXXX). Average turn time is 5 months.	NC	Investment	Purchase	NA	2849953	Originator Post-Close	Yes
XXXX	xx2131		Closed	2024-11-20 18:37	2024-11-20 18:54	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks: • -Assignment fee exceeding 20% of purchase price. • xx • Exceptions being requested • 1) Policy Exception - Assignment Fee Over 20% of PP/50k Mitigant: • Tier A borrower. XXXX past transactions. 749 FICO. 5 Funded loans in the last month. - Due Diligence Vendor-11/20/2024		Waived-Document Uploaded. Risks: • -Assignment fee exceeding 20% of purchase price. • xx • Exceptions being requested • 1) Policy Exception - Assignment Fee Over 20% of PP/50k Mitigant: • Tier A borrower. 67 past transactions. 749 FICO. 5 Funded loans in the last month. - Due Diligence Vendor-11/20/2024	XXXX		• Borrower Tier: A- (Rate: 9-10 % Points: 0.75-1.75%) • Past Transactions: 67 • Currently on title: 19 • Cash ReservesXXXX) • Average Cash Balance: $XXXX • FICO Score: 749.0 • Net Worth: $XXXX	FL	Investment	Purchase	NA	2850525	Originator Post-Close	Yes
XXXX	xx0633		Closed	2024-11-20 15:52	2025-04-11 16:43	Acknowledged	2 - Non-Material	C	B	Property	Value	All Valuation Products Have Variations to Primary that Exceeds -10%	Acknowledged-ARV out of tolerance at -17.65%. AIV in tolerance at 1.76%. - Due Diligence Vendor-04/11/2025 Open- - Due Diligence Vendor-04/11/2025 Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Value Reconciliation document in file. - Due Diligence Vendor-11/20/2024		Acknowledged-ARV out of tolerance at -17.65%. AIV in tolerance at 1.76%. - Due Diligence Vendor-04/11/2025 Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Value Reconciliation document in file. - Due Diligence Vendor-11/20/2024				IL	Investment	Purchase	NA	2848295	Investor Post-Close	No
XXXX	xx0633		Closed	2024-11-20 16:08	2024-11-20 17:22	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Loan does not conform to program guidelines Document Uploaded. Risk: Tier Exception to view Tier D borrower as Tier C Property is located in an area with population less than 50,000- Borrower is Tier D, requesting exception to be considered Tier C. Tier C borrowers are not eligible for loans in areas w/ population less than 50,000- Requesting a one time exception - Due Diligence Vendor-11/20/2024		Waived-Loan does not conform to program guidelines Document Uploaded. Risk: Tier Exception to view Tier D borrower as Tier C Property is located in an area with population less than 50,000- Borrower is Tier D, requesting exception to be considered Tier C. Tier C borrowers are not eligible for loans in areas w/ population less than 50,000- Requesting a one time exception - Due Diligence Vendor-11/20/2024	XXXX		• Borrower Tier: C- (Upload) (Rate: 10.5-11.5 % Points: 2.0-2.5%) • Past Transactions: 6 • Currently on title: 2 • Cash Reserves: $XXXX) • FICO Score: 679	IL	Investment	Purchase	NA	2848456	Originator Post-Close	Yes
XXXX	xx0591	Closed	2024-11-20 20:06	2025-03-21 19:36	Waived	2 - Non-Material	C	B	Credit	Credit	Borrowing Entity / Individual has insufficient experience	Waived-Borrowing Entity has Insufficient Experience (Less than 1) Borrowing Entity has Insufficient Experience- track Record Document is missing at the time of initial Review- need client to provide - Due Diligence Vendor-03/21/2025

Waived- - Due Diligence Vendor-12/03/2024

Resolved-document received from client-Resolved. - Due Diligence Vendor-12/02/2024

Resolved-Borrowing Entity has Sufficient Experience (Greater Than or Equal to 1) - Due Diligence Vendor-12/02/2024

Ready for Review-Document Uploaded. Please see attached 1 x exception email approval - Seller-11/27/2024

													Open-Borrowing Entity has Insufficient Experience (Less than 1) Borrowing Entity has Insufficient Experience- track Record Document is missing at the time of initial Review- need client to provide - Due Diligence Vendor-11/20/2024	Ready for Review-Document Uploaded. Please see attached 1 x exception email approval - Seller-11/27/2024	Waived-Borrowing Entity has Insufficient Experience (Less than 1) Borrowing Entity has Insufficient Experience- track Record Document is missing at the time of initial Review- need client to provide - Due Diligence Vendor-03/21/2025 Resolved-document received from client-Resolved. - Due Diligence Vendor-12/02/2024 Resolved-Borrowing Entity has Sufficient Experience (Greater Than or Equal to 1) - Due Diligence Vendor-12/02/2024	XXXX		-FICO: 806 -3 verified Past Transactions -Current Tier: A(-Experienced Borrower ) -Cash reserves: XXXX (Financial Statement indicates there are more accounts we have yet to collect) -Net worth: XXXX	AZ	Investment	Purchase	NA	2851556	Originator Pre-Close	Yes
XXXX	xx3594		Closed	2024-11-20 18:44	2024-12-02 16:29	Waived	2 - Non-Material	C	B	Credit	Credit	Audited LTC is higher than the guideline maximum LTC	Waived-Exceptional Approval uploaded for LTC Exceeds guideline max limit - Due Diligence Vendor-12/02/2024 Ready for Review-Document Uploaded. - Seller-11/27/2024 Open-Audited LTC is higher than the guideline maximum LTC, client need to provide exception. - Due Diligence Vendor-11/20/2024	Ready for Review-Document Uploaded. - Seller-11/27/2024	Waived-Exceptional Approval uploaded for LTC Exceeds guideline max limit - Due Diligence Vendor-12/02/2024	XXXX		=-Strong FICO - 791 -Strong Networth - XXXX -Tier a Borrower	CA	Investment	Purchase	NA	2850621	Originator Post-Close	Yes
XXXX	xx3640		Closed	2024-11-20 18:17	2024-11-20 18:17	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risk: Exceptions being requested 1) Policy Exception - Assignment Fee Over $XXXX (Stnd: $XXXX / Req: $XXXX) - Due Diligence Vendor-11/20/2024		Waived-Document Uploaded. Risk: Exceptions being requested 1) Policy Exception - Assignment Fee Over $XXXX (Stnd: $XXXX / Req: $XXXX) - Due Diligence Vendor-11/20/2024	XXXX		• Borrower Tier: A- (Rate: 9-10 % Points: 0.75-1.75%) • Past Transactions: 10 • Currently on title: 0 • Cash Reserves: $$XXXX) • FICO Score: 804.0	CA	Investment	Purchase	NA	2850300	Originator Post-Close	Yes
XXXX	xx2216	Closed	2024-11-20 17:21	2024-11-20 18:20	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Audited LTV Exceeds Guideline LTV Document Uploaded. -Waive rural haircuts
-Waive manufactured haircuts
-Manufactured home in rural area

XX
Exceptions Being Requested

1) Policy Exception: Manufactured in Rural Area

2) Policy Exception: Leverage-LTC Exceeds Max (Stnd: 77.5% /Req: 94%)
3) Policy Exception: Leverage-LTARV Exceeds Max (Stnd: 55% /Req: 71%)
4) Policy Exception: Leverage-LTAIV Exceeds Max (Stnd: 75% /Req: 90%)
We are requesting a one-time exception to waive rural haircuts along with having a manufactured home in a rural are. We are also requesting a one-time exception to exceed the borrowers credit limit. The borrower has 4 properties in escrow totaling $XXXX. The borrower is an experienced borrower with 1003 past deals XXXX 173 paid XXXX deals since he's been with us (XXXX). Average turn time is 5 months. As of the 2020 census, XXXX had a population of 17,797 people. XXXX is located 43.6 miles SE of our property, which had a population of XXXX people as of the 2020 census. XXXX - Google Maps The subject property is located in the Southern point of the city limits with limited sales of similar properties. Comping this project would have to be done by accepting homes in nearby neighboring communities of similar appeal or over the acceptable 1mile radius to select sales in the city of XXXX. - Due Diligence Vendor-11/20/2024	Waived-Audited LTV Exceeds Guideline LTV Document Uploaded. -Waive rural haircuts
-Waive manufactured haircuts
-Manufactured home in rural area

XX
Exceptions Being Requested

1) Policy Exception: Manufactured in Rural Area

2) Policy Exception: Leverage-LTC Exceeds Max (Stnd: 77.5% /Req: 94%)
3) Policy Exception: Leverage-LTARV Exceeds Max (Stnd: 55% /Req: 71%)
4) Policy Exception: Leverage-LTAIV Exceeds Max (Stnd: 75% /Req: 90%)
We are requesting a one-time exception to waive rural haircuts along with having a manufactured home in a rural are.  We are also requesting a one-time exception to exceed the borrowers credit limit.  The borrower has 4 properties in escrow totaling $XXXX borrower is an experienced borrower with 1003 past deals and 173 paid XXXX deals since he's been with us (XXXX).  Average turn time is 5 months.  As of the 2020 census, XXXX.   XXXX is located 43.6 miles SE of our property, which had a population of XXXX people as of the 2020 census.   XXXX XXXX - Google Maps  The subject property is located in the Southern point of the city limits with limited sales of similar properties. Comping this project would have to be done by accepting homes in nearby neighboring communities of similar appeal or over the acceptable 1mile radius to select sales in the city of Mebane.   - Due Diligence Vendor-11/20/2024
																XXXX		Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 1003 Currently on title: 131 Cash Reserves: $XXXX) Average Cash Balance: $XXXX FICO Score: 650 Net Worth: XXXX	NC	Investment	Purchase	NA	2849532	Originator Pre-Close	Yes
XXXX	xx2217		Closed	2024-11-20 16:22	2024-11-20 16:23	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks "-Waive rural haircuts XX Exceptions Being Requested 1) Policy Exception: Leverage-LTC Exceeds Max (Stnd: 77.5% /Req: 94%) 2) Policy Exception: Leverage-LTARV Exceeds Max (Stnd: 65% /Req: 70%) 3) Policy Exception: Leverage-LTAIV Exceeds Max (Stnd: 85% /Req: 90%)" - Due Diligence Vendor-11/20/2024		Waived-Document Uploaded. Risks "-Waive rural haircuts XX Exceptions Being Requested 1) Policy Exception: Leverage-LTC Exceeds Max (Stnd: 77.5% /Req: 94%) 2) Policy Exception: Leverage-LTARV Exceeds Max (Stnd: 65% /Req: 70%) 3) Policy Exception: Leverage-LTAIV Exceeds Max (Stnd: 85% /Req: 90%)" - Due Diligence Vendor-11/20/2024	XXXX		Mitigant *We are requesting a one-time exception to waive rural haircuts. * The borrower is an experienced borrower with 1003 past deals and 173 paid XXXX deals since he's been with us (XXXX). * There were XXXX sales found in the last 180 days. Prices range from $XXXX	NC	Investment	Purchase	NA	2848612	Originator Post-Close	Yes
XXXX	xx2217		Closed	2024-11-20 16:20	2024-11-20 16:21	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Loan does not conform to program guidelines Document Uploaded. a request was made to the Pricing Committee to give Tier A customer, XXXX, a blanket pricing exception at the following terms: ● Structure: 85/0 up to 75% LTARV; 90% LTAIV ● Pricing: 9.25% and 0.75 pts ● 12 months; Tier A Fees; 25% of FCF - Due Diligence Vendor-11/20/2024		Waived-Loan does not conform to program guidelines Document Uploaded. a request was made to the Pricing Committee to give Tier A customer, XXXX, a blanket pricing exception at the following terms: ● Structure: 85/0 up to 75% LTARV; 90% LTAIV ● Pricing: 9.25% and 0.75 pts ● 12 months; Tier A Fees; 25% of FCF - Due Diligence Vendor-11/20/2024	XXXX		Compensating Factors: ● Tier A borrower ● $XXXX Net worth ● 850+ past transactions	NC	Investment	Purchase	NA	2848597	Originator Post-Close	Yes
XXXX	xx2219	Closed	2024-11-20 19:38	2024-11-21 13:54	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited Loan Amount is less than Guideline Minimum Loan Amount	Waived-Audited Loan Amount is less than Guideline Minimum Loan Amount Document Uploaded. Risks
"-Loan amount under $100k
-Waive rural haircuts

XX
Exceptions Being Requested
1.Leverage-LTAIV Exceeds Max (Std,70%   Req 75%)
2.Leverage-LTARV Exceeds Max (Std 60%, Req 88.20)
3. Leverage-LTC Exceeds Max (Std 72.50% , Req: 89.94%

Loan amount under $100k (-5%)
Waive rural haircuts (-10, -17.5, -10)

"
Mitigant
We are requesting a one-time exception to waive haircuts due to the loan amount being under $100k. We are also requesting a one-time exception to waive rural haircuts. The borrower is an experienced borrower with 1003 past deals and 173 paid XXXX deals since he's been with us (XXXX).  Average turn time is 5 months.

- Due Diligence Vendor-11/20/2024	Waived-Audited Loan Amount is less than Guideline Minimum Loan Amount Document Uploaded. Risks
"-Loan amount under $100k
-Waive rural haircuts

XX
Exceptions Being Requested
1.Leverage-LTAIV Exceeds Max (Std,70%   Req 75%)
2.Leverage-LTARV Exceeds Max (Std 60%, Req 88.20)
3. Leverage-LTC Exceeds Max (Std 72.50% , Req: 89.94%

Loan amount under $100k (-5%)
Waive rural haircuts (-10, -17.5, -10)

"
Mitigant
We are requesting a one-time exception to waive haircuts due to the loan amount being under $100k. We are also requesting a one-time exception to waive rural haircuts. The borrower is an experienced borrower with 1003 past deals and 173 paid XXXX deals since he's been with us (November 2022).  Average turn time is 5 months.

 - Due Diligence Vendor-11/20/2024
																XXXX		Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 1003 Currently on title: 131 Cash Reserves: $XXXX) Average Cash Balance: XXXX FICO Score: 650 Net Worth: $XXXX	NC	Investment	Purchase	NA	2851221	Originator Pre-Close	Yes
XXXX	xx0134		Closed	2024-11-26 21:51	2024-11-26 22:11	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Loan does not conform to program guidelines Document Uploaded. -Existing Tier A customer -Waive the rural haircut - Due Diligence Vendor-11/26/2024		Waived-Loan does not conform to program guidelines Document Uploaded. -Existing Tier A customer -Waive the rural haircut - Due Diligence Vendor-11/26/2024	XXXX		-Tier A borrower -Experienced in rural areas	WV	Investment	Purchase	NA	2890861	Originator Pre-Close	Yes
XXXX	xx2132		Closed	2024-11-27 14:50	2024-12-06 23:07	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived- - Due Diligence Vendor-12/06/2024 Ready for Review-Document Uploaded. Per U/W : This loan was approved by Investment committee. Attached is the Credit Memo used for that approval. - Seller-12/06/2024 Open-Audited LTV Exceeds Guideline LTV Audited AS IS LTV Exceeds the guideline max limit of 70%. Need client to provide exceptional approval with comp factors. - Due Diligence Vendor-11/27/2024	Ready for Review-Document Uploaded. Per U/W : This loan was approved by Investment committee. Attached is the Credit Memo used for that approval. - Seller-12/06/2024		XXXX		- Strong FICO 776 - Recurring tier A borrower - Experience in XXXX area	FL	Investment	Refinance	Cash Out - Other	2894415	Originator Post-Close	Yes
XXXX	xx2132		Closed	2024-11-27 15:05	2024-11-27 15:13	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Waived-Document Uploaded. Exceptional approval uploaded for Exceed Credit Commitment - Due Diligence Vendor-11/27/2024		Waived-Document Uploaded. Exceptional approval uploaded for Exceed Credit Commitment - Due Diligence Vendor-11/27/2024	XXXX		-Approval Authority-Loan Amount exceeds $3,500,000 -Policy Exception- Credit Limit Exceeds-One time -Approval Authority- Internal Refinance	FL	Investment	Refinance	Cash Out - Other	2894590	Originator Pre-Close	Yes
XXXX	xx2221		Closed	2024-11-27 16:05	2025-04-15 14:43	Acknowledged	3 - Material	C	C	Property	Value	All Valuation Products Have Variations to Primary that Exceeds -10%	Acknowledged-AIV out of tolerance at -18.00% - Due Diligence Vendor-04/15/2025 Ready for Review-Hello, this condition was rescinded in November 2024 - has this been opened by mistake? If so, could you please rescind again? - Seller-04/14/2025 Open- - Due Diligence Vendor-04/11/2025 Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Value Reconciliation doc in file. - Due Diligence Vendor-11/27/2024	Ready for Review-Hello, this condition was rescinded in November 2024 - has this been opened by mistake? If so, could you please rescind again? - Seller-04/14/2025	Acknowledged-AIV out of tolerance at -18.00% - Due Diligence Vendor-04/15/2025 Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Value Reconciliation doc in file. - Due Diligence Vendor-11/27/2024				NC	Investment	Refinance	Cash Out - Other	2895424	Investor Post-Close	No
XXXX	xx0590		Closed	2024-11-27 15:50	2024-11-27 15:51	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Waived-Document Uploaded. 1.) Loan Amount Request > $9MM 2.) Lack of Experience at Price Point - Due Diligence Vendor-11/27/2024		Waived-Document Uploaded. 1.) XXXX 2.) Lack of Experience at Price Point - Due Diligence Vendor-11/27/2024	XXXX		1.) Using Experienced xx (XXXX) who is familiar with the area and has completed projects with sales prices up to $12MM 2.) Low Leverage - (55% ARV) 3.) Cash Reserve $XXXX	AZ	Investment	Purchase	NA	2895217	Originator Post-Close	Yes
XXXX	xx3687		Closed	2024-11-27 15:22	2024-12-04 20:24	Resolved	1 - Information	C	A	Credit	Credit	Borrowing Entity / Individual has insufficient experience	Resolved-Borrower Track Record Received - Resolved - Due Diligence Vendor-12/04/2024 Resolved-Borrowing Entity has Sufficient Experience (Greater Than or Equal to 1) - Due Diligence Vendor-12/04/2024 Ready for Review-Document Uploaded. - Seller-12/03/2024 Open-Borrowing Entity has Insufficient Experience (Less than 1) Borrower track record is missing in file. - Due Diligence Vendor-11/27/2024	Ready for Review-Document Uploaded. - Seller-12/03/2024	Resolved-Borrower Track Record Received - Resolved - Due Diligence Vendor-12/04/2024 Resolved-Borrowing Entity has Sufficient Experience (Greater Than or Equal to 1) - Due Diligence Vendor-12/04/2024	XXXX			CA	Investment	Purchase	NA	2894831	N/A	N/A
XXXX	xx0501		Closed	2024-11-27 15:28	2025-04-11 17:35	Acknowledged	2 - Non-Material	C	B	Property	Value	All Valuation Products Have Variations to Primary that Exceeds -10%	Acknowledged-ARV out of tolerance at -15.56%. AIV in tolerance at 3.23%. - Due Diligence Vendor-04/11/2025 Open- - Due Diligence Vendor-04/11/2025 Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Reconciliation statement in a file - Due Diligence Vendor-11/27/2024		Acknowledged-ARV out of tolerance at -15.56%. AIV in tolerance at 3.23%. - Due Diligence Vendor-04/11/2025 Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Reconciliation statement in a file - Due Diligence Vendor-11/27/2024				MI	Investment	Purchase	NA	2894917	Investor Post-Close	No
XXXX	xx0501		Closed	2024-11-27 15:41	2025-03-21 19:05	Resolved	1 - Information	C	A	Credit	Eligibility	Loan does not conform to program guidelines	Resolved-Borrower Track Record received - Resolved - Due Diligence Vendor-12/04/2024 Resolved- - Due Diligence Vendor-12/04/2024 Ready for Review-Document Uploaded. Correct pulled track record - per u/w 736 fico- 12 properties - Seller-12/04/2024 Open-Loan does not conform to program guidelines - Due Diligence Vendor-11/27/2024	Ready for Review-Document Uploaded. Correct pulled track record - per u/w 736 fico- 12 properties - Seller-12/04/2024	Resolved-Borrower Track Record received - Resolved - Due Diligence Vendor-12/04/2024	XXXX			MI	Investment	Purchase	NA	2895099	N/A	N/A
XXXX	xx3135	Closed	2024-11-27 17:47	2024-11-27 17:49	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Loan does not conform to program guidelines Document Uploaded. Risks
Loan Amount Exceeds Maximum

"New Submission:

Tiering exception to remain at A

XX
Exceptions Being Requested

1) Policy Exception: Tier Exception - FICO Below Tier (Stnd: 720 /Req: 718)

Previous Submission:

Waive rural haircuts
Tier 3 loan amount XXXX)

XX
Exceptions Being Requested

1) Policy Exception: Leverage-LTARV Exceeds Max (Stnd: 60% /Req: 70%)

2) Policy Exception: Leverage-LTC Exceeds Max (Stnd: 67.5% /Req: 78.21%)

3) Approval Authority: Loan Amount Over 2.5M (Stnd:XXXX /Req: XXXX)" - Due Diligence Vendor-11/27/2024	Waived-Loan does not conform to program guidelines Document Uploaded. Risks
Loan Amount Exceeds Maximum

"New Submission:

Tiering exception to remain at A

XX
Exceptions Being Requested

1) Policy Exception: Tier Exception - FICO Below Tier (Stnd: 720 /Req: 718)

Previous Submission:

Waive rural haircuts
Tier 3 loan amount (XXXX)

XX
Exceptions Being Requested

1) Policy Exception: Leverage-LTARV Exceeds Max (Stnd: 60% /Req: 70%)

2) Policy Exception: Leverage-LTC Exceeds Max (Stnd: 67.5% /Req: 78.21%)

3) Approval Authority: Loan Amount Over XXXX (Stnd:XXXX /Req: XXXX)" - Due Diligence Vendor-11/27/2024
																XXXX		Borrower Tier: A- (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 33 Currently on title: 1 Cash Reserves: $XXXX (8/2024) Average Cash Balance: $XXXX FICO Score: 718 Net Worth:XXXX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	2897101	Originator Post-Close	Yes
XXXX	xx2213		Closed	2024-11-26 17:59	2024-11-26 23:46	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Loan does not conform to program guidelines Document Uploaded. On XXXX, a request was made to the Credit Department to keep XXXX XXXX as Tier A despite his FICO dropping to 650 from 700. There were no new late payments or collections, however his revolving credit utilization went from 2% to 39%. - Due Diligence Vendor-11/26/2024		Waived-Loan does not conform to program guidelines Document Uploaded. On XXXX, a request was made to the Credit Department to keep XXXX XXXX as Tier A despite his FICO dropping to 650 from 700. There were no new late payments or collections, however his revolving credit utilization went from 2% to 39%. - Due Diligence Vendor-11/26/2024	XXXX		• XXXX Paid XXXX Loans XXXX) • XXXX Past Transactions • Perfect Payment History (100%) • Turnaround time is 5 months • $XXXX Net Worth	NC	Investment	Purchase	NA	2887966	Originator Post-Close	Yes
XXXX	xx2213		Closed	2024-11-26 18:02	2024-11-26 18:04	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks -exceeding credit limit - Due Diligence Vendor-11/26/2024		Waived-Document Uploaded. Risks -exceeding credit limit - Due Diligence Vendor-11/26/2024	XXXX		Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 1003 Currently on title: 131 Cash Reserves: $XXXX) Average Cash Balance: $XXXX FICO Score: 650	NC	Investment	Purchase	NA	2888043	Originator Post-Close	Yes
XXXX	xx2209		Closed	2024-12-04 22:19	2024-12-12 19:49	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Note is Incomplete	Resolved-The Note is Present - Due Diligence Vendor-12/12/2024 Resolved-Document Uploaded Resolved - Due Diligence Vendor-12/06/2024 Ready for Review-Document Uploaded. Finding is invalid - interest commence date s/b on the _Loan Docs folder provided under 272209 - Signed Loan Documents Pg7 - Seller-12/06/2024 Open-The Note is Incomplete interest commencment date missing from note - Due Diligence Vendor-12/04/2024	Ready for Review-Document Uploaded. Finding is invalid - interest commence date s/b on the _Loan Docs folder provided under XXXX - Signed Loan Documents Pg7 - Seller-12/06/2024	Resolved-The Note is Present - Due Diligence Vendor-12/12/2024 Resolved-Document Uploaded Resolved - Due Diligence Vendor-12/06/2024	XXXX			NC	Investment	Refinance	Cash Out - Other	2933005	N/A	N/A
XXXX	xx1266		Closed	2024-12-04 14:25	2024-12-06 21:55	Resolved	1 - Information	C	A	Credit	Credit	Total Reserves Requirement not met	Resolved-Document Uploaded -Resolved - Due Diligence Vendor-12/06/2024 Ready for Review-Document Uploaded. - Seller-12/06/2024 Open-Total Reserves Requirement not met Liquid Funds Post Close ,Total Qualified Assets for Reserves Post Close & Total Qualified Assets Post Close reflecting is Negative values - Client has to Provide additional Bank Statement . - Due Diligence Vendor-12/04/2024	Ready for Review-Document Uploaded. - Seller-12/06/2024	Resolved-Document Uploaded -Resolved - Due Diligence Vendor-12/06/2024	XXXX			TX	Investment	Purchase	NA	2926882	N/A	N/A
XXXX	xx0747		Closed	2024-12-06 22:23	2024-12-10 14:10	Resolved	1 - Information	C	A	Credit	Title	Title Effective Date Greater Than 3 Months Prior From Note	Resolved-Document received Resolved - Due Diligence Vendor-12/10/2024 Resolved-Condition Resolved - Due Diligence Vendor-12/10/2024 Ready for Review-Document Uploaded. - Seller-12/10/2024 Ready for Review-Document Uploaded. - Seller-12/10/2024 Open-Title Effective Date XXXX cannot be greater than 90 days before the Note Date XXXX. - Due Diligence Vendor-12/06/2024	Ready for Review-Document Uploaded. - Seller-12/10/2024 Ready for Review-Document Uploaded. - Seller-12/10/2024	Resolved-Document received Resolved - Due Diligence Vendor-12/10/2024 Resolved-Condition Resolved - Due Diligence Vendor-12/10/2024	XXXX			MO	Investment	Purchase	NA	2954351	N/A	N/A
XXXX	xx0747		Closed	2024-12-06 22:49	2024-12-06 22:59	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Assignment fee over $50k - Due Diligence Vendor-12/06/2024		Waived-Document Uploaded. Assignment fee over $50k - Due Diligence Vendor-12/06/2024	XXXX		-Tier A+ experienced borrower has 457 past transactions and 38 currently on title. -Borrower has 99.18% on time payment history. -Borrower has 2 loans in the pipeline, 12 active, and 151 paid Loans -Average Acq ARV vs Sales Price is 7.33%	MO	Investment	Purchase	NA	2954484	Originator Pre-Close	Yes
XXXX	xx3522	Closed	2024-12-12 20:00	2024-12-12 20:00	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Loan Amount
B Tier exception Request for NC
Internal Refi
Tiering Exception for low FICO - D Tier
xx
Exceptions being requested
1.) Approval Authority - Internal Refinance
2.) Approval Authority - Loan Amount Over XXXX (Stnd: XXXX / ReqXXXX)
3.) Policy Exception - Tier Exception - FICO Below Tier
4.) Policy Exception - Credit Limit Exceeds-One time (Stnd: $XXXX / Req: XXXX)

Stated experience: The following new construction properties that I built and then sold are: 1XXXX The project is weathertight They are requesting the refinance because they are adding a movie theater and gym. The rest is parking, retaining walls, concrete steps, and a large portion is to the site supervisor. My point being, that majority of work left is not anything major. They will be completed in February We approved their other construction loan with us giving them NC credit. That is actually this property, they needed a little extra time and an additional $XXXX on the build. Again, it is for adding a movie theater and gym. The rest is parking, retaining walls, concrete steps, and a large portion is to the site supervisor. We gave him credit for GUC on XXXX – Both have sold. - Due Diligence Vendor-12/12/2024	Waived-Document Uploaded. Loan Amount
B Tier exception Request for NC
Internal Refi
Tiering Exception for low FICO - D Tier
xx
Exceptions being requested
1.) Approval Authority - Internal Refinance
2.) Approval Authority - Loan Amount Over XXXX (Stnd: XXXX / Req: XXXX)
3.) Policy Exception - Tier Exception - FICO Below Tier
4.) Policy Exception - Credit Limit Exceeds-One time (Stnd: $XXXX / Req: $XXXX)

Stated experience: The following new construction properties that I built and then sold are:  1XXXX  The project is weathertight They are requesting the refinance because they are adding a movie theater and gym.  The rest is parking, retaining walls, concrete steps, and a large portion is to the site supervisor.  My point being, that majority of work left is not anything major. They will be completed in February We approved their other construction loan with us giving them NC credit.  That is actually this property, they needed a little extra time and an XXXX on the build.  Again, it is for adding a movie theater and gym.  The rest is parking, retaining walls, concrete steps, and a large portion is to the site supervisor. We gave him credit for GUC on XXXX XXXX – Both have sold. - Due Diligence Vendor-12/12/2024
																XXXX		Borrower Tier: D- (Upload) (Rate: 99 % Points: 2-3%) Past Transactions: 50 Currently on title: 15 Cash Reserves: $XXXX) Average Cash Balance: $XXXX FICO Score: 736 Net Worth: $XXXX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	2995576	Originator Pre-Close	Yes
XXXX	xx0109		Closed	2024-12-31 21:42	2024-12-31 21:50	Waived	2 - Non-Material	B	B	Credit	Credit	Audited LTC is higher than the guideline maximum LTC	Waived-Document Uploaded. Exception uploaded for LTC exceeds guideline max limit. - Due Diligence Vendor-12/31/2024		Waived-Document Uploaded. Exception uploaded for LTC exceeds guideline max limit. - Due Diligence Vendor-12/31/2024	XXXX		-Tier A Borrower -Strong 771 FICO score. -Experience in the area (has also completed projects of similar size in XXXX	NY	Investment	Purchase	NA	3116782	Originator Pre-Close	Yes
XXXX	xx3643		Closed	2024-12-31 21:36	2024-12-31 21:56	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Document Uploaded. One time credit limit increase Loan Amount xx Exceptions being requested 1.) Approval Authority - Loan Amount Over $XXXX (Stnd: $XXXX / Req: $XXXX) 2.) Policy Exception - Credit Limit Exceeds-One time (Stnd: $XXXX / ReqXXXX) The verified properties that they have built and sold are for higher dollar amount, existing borrower with an active loan with 81% of HB and have only had the loan since XXXX. - Due Diligence Vendor-12/31/2024		Waived-Document Uploaded. Document Uploaded. One time credit limit increase Loan Amount xx Exceptions being requested 1.) Approval Authority - Loan Amount Over $XXXX (Stnd: $XXXX / ReqXXXX 2.) Policy Exception - Credit Limit Exceeds-One time (Stnd: $XXXX / Req: $XXXX) The verified properties that they have built and sold are for higher dollar amount, existing borrower with an active loan with 81% of HB and have only had the loan since March 2024. - Due Diligence Vendor-12/31/2024	XXXX		Borrower Tier: B- (Upload) (Rate: 9.5-10.5 % Points: 1.5-2.0%) Past Transactions: 2 Currently on title: 3 Cash Reserves: $XXXX Average Cash Balance: $1XXXX FICO Score: 726 Net Worth:XXXX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	3116739	Originator Pre-Close	Yes
XXXX	xx3710		Closed	2024-12-31 21:02	2024-12-31 21:03	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Loan does not conform to program guidelines Document Uploaded. Tier-A, Borrower, XXXX, has requested a $XXXX, 18-Month, Interest Only, Standard Rehab Loan to renovate a XXXX 3XXXX 1.) Sponsor XXXX 19 completed projects in the XXXX area with sales prices ranging from XXXX 2.) XXXX, his company, XXXX, entered the luxury home development market XXXX 3.) Charging higher interest rate and points - Matrix pricing is 10.25% and 1.25 pts 4.) Repeat XXXX Borrower - 8 Paid Loans ($XXXX) 5.) Strong Financial Sponsorship - $XXXX Net Worth - Due Diligence Vendor-12/31/2024		Waived-Loan does not conform to program guidelines Document Uploaded. Tier-A, BorrowerXXXX 18-Month, Interest Only, Standard Rehab Loan to renovate a 4 bed/3.1 bath XXXX 1.) Sponsor has 19 completed projects in the XXXX area with sales prices ranging from XXXX 2.) Licensed xx since XXXX, his company, XXXX, entered the luxury home development market XXXX. 3.) Charging higher interest rate and points - Matrix pricing is 10.25% and 1.25 pts 4.) Repeat XXXX Borrower - XXXX Paid Loans XXXX) 5.) Strong Financial Sponsorship XXXX Net Worth - Due Diligence Vendor-12/31/2024	XXXX		Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 91 Currently on title: 5 Cash Reserves: $XXXX Average Cash Balance:XXXX FICO Score: 676 Net Worth: $XXXX	CA	Investment	Purchase	NA	3116541	Originator Post-Close	Yes
XXXX	xx1491	Closed	2025-01-07 15:23	2025-01-07 15:28	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Request/ Exception 1.) Loan Amount > $5MM 2) Policy Exception: Requesting to include $XXXX social membership fee in the PP - Due Diligence Vendor-01/07/2025	Waived-Document Uploaded. Request/ Exception 1.) Loan Amount > $5MM 2) Policy Exception: Requesting to include $60k social membership fee in the PP - Due Diligence Vendor-01/07/2025	XXXX	1...
- XXXX has completed XXXX projects and XXXX has completed 10  projects in NV. Both sponsors have completed 6 ground up construction projects in XXXX with sales prices ranging from $XXXX
   XXXX
   •XXXX
-xx is co-guarantor XXXX company XXXX. XXXX
 Construction is a leading home build, remodeling, and interior design company catering to clients in and around XXXX. They have completed a total of XXXX projects over  the past 3 years with 9 being ground up construction projects.
- Low LTARV - 61.30%
-Strong Financial Sponsorship - $XXXX Combined Net Worth

2....
																		Per borrower, "That fee is a mandatory HOA buy in fee. It’s something you have to pay for when buying property on XXXX."	NV	Investment	Refinance	No Cash Out - Borrower Initiated	3153194	Originator Pre-Close	Yes
XXXX	xx3766		Closed	2025-01-21 19:22	2025-01-21 19:28	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks: •Loan Amount Exceeds Maximum •Credit Commitment exceeded •Waive rural haircuts •Loan amount 5M+ XX •Exceptions Being Requested 1) Policy Exception: Leverage-LTC Exceeds Max (Stnd: 62.5% /Req: 80%) 2) Policy Exception: Leverage-LTARV Exceeds Max (Stnd: 55% /Req: 65%) 3) Policy Exception: Credit Limit Exceeds-One time (Stnd: XXXX /Req: XXXX) 4) Approval Authority: Loan amount 5M+ Mitigant: •xxr - 50% of his products are as a fee builder. XXXX - Due Diligence Vendor-01/21/2025		Waived-Document Uploaded. Risks: •Loan Amount Exceeds Maximum •Credit Commitment exceeded •Waive rural haircuts •Loan amount $XXXX XX •Exceptions Being Requested 1) Policy Exception: Leverage-LTC Exceeds Max (Stnd: 62.5% /Req: 80%) 2) Policy Exception: Leverage-LTARV Exceeds Max (Stnd: 55% /Req: 65%) 3) Policy Exception: Credit Limit Exceeds-One time (Stnd: XXXX /Req: XXXX) 4) Approval Authority: Loan amount 5M+ Mitigant: •xx - 50% of his products are as a fee builder. XXXX	XXXX		• Borrower Tier: B- (Rate: 9.5-10.5 % Points: 1.5-2.0%) • Past Transactions: 13 • Currently on title: 20 • Cash ReservesXXXX) • Average Cash Balance: XXXX • FICO Score: 695 • Net Worth: XXXX	GA	Investment	Refinance	No Cash Out - Borrower Initiated	3247203	Originator Post-Close	Yes
XXXX	xx1286	Closed	2025-01-21 20:12	2025-01-23 17:40	Resolved	1 - Information	C	A	Credit	Eligibility	Loan does not conform to program guidelines	Resolved-As per Client, Currently on title considered to Borrower experience and now Borrower Tier level is Tier A-Resolved. - Due Diligence Vendor-01/23/2025

Resolved- - Due Diligence Vendor-01/23/2025

Ready for Review-Please review track record properties under "on title". Per UW, any property owned for over one year is counted toward borrower experience. This puts borrower at 10+ transactions qualifying for tier A. Please rescind condition, thank you!!
 - Seller-01/22/2025

Open-Loan does not conform to program guidelines Past transactions: 4, FICO: 792, borrower comes under Tier: B.
As per Uw sheet, Tier: A- (Upload) (Rate: 9-10%, Points: 0.75-1.75%)
													Client need to provide exception for Tier level. - Due Diligence Vendor-01/21/2025	Ready for Review-Please review track record properties under "on title". Per UW, any property owned for over one year is counted toward borrower experience. This puts borrower at 10+ transactions qualifying for tier A. Please rescind condition, thank you!! - Seller-01/22/2025	Resolved-As per Client, Currently on title considered to Borrower experience and now Borrower Tier level is Tier A-Resolved. - Due Diligence Vendor-01/23/2025				TX	Investment	Refinance	No Cash Out - Borrower Initiated	3247950	N/A	N/A
XXXX	xx1286	Closed	2025-01-21 20:27	2025-01-21 20:28	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. *Risks 1 Loan Amount Exceeds Maximum 2 1. Approval Authority- Broker Deal 2. Approval Authority- Loan Amount Over 3.5M ADDED: 3. Policy Exception- Leverage-Utilize AIV Instead of PP + Repairs Completed for LTC - Due Diligence Vendor-01/21/2025	Waived-Document Uploaded. *Risks 1 Loan Amount Exceeds Maximum 2 1. Approval Authority- Broker Deal 2. Approval Authority- Loan Amount Over 3.5M ADDED: 3. Policy Exception- Leverage-Utilize AIV Instead of PP + Repairs Completed for LTC - Due Diligence Vendor-01/21/2025	XXXX	*Mitigant
XXXX is both an investor and a realtor.  He and his partner, XXXX, have been flipping/developing and investing in renal homes in Texas for over 15 years.  XXXX father has been an investor in Texas for over 30 years, has completed over 200 projects, and has mentored our borrower.    They initially funded this project with XXXX Funding, however to their draw process, it took a few weeks to issue funds, delaying the project.  The borrower is excited to collaborate with XXXX to complete the remaining 10% of this project and partner with us in 2025.  XXXX is able to offer better terms and a higher quality of service; completing this loan for XXXX would ensure his status as an XXXX borrower.  Comp Factors: Fico, investor experience, $XXXX net worth, assets, and wheelhouse location.  The borrower gave one account with $XXXX; he was waiting for final reserve before providing more accounts, although he estimates $XXXX liquid, while his partner XXXX estimates $XXXX liquid.  XXXX is a rabbi with a significant investment network in Texas, this may open doors for new opportunities in his community

*Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%)
Past Transactions: 1
Currently on title: 8
Cash Reserves: $XXXX
																		FICO Score: 792	TX	Investment	Refinance	No Cash Out - Borrower Initiated	3248181	Originator Post-Close	Yes
XXXX	xx3761		Closed	2025-01-22 19:02	2025-01-23 15:39	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Document Uploaded. 27 property portfolio Loan amount exceeds $2.5M out of CA Exception request to use AIV not PP and repairs completed Exception request to use transaction history to clear POF - Due Diligence Vendor-01/22/2025		Waived-Document Uploaded. Document Uploaded. 27 property portfolio Loan amount exceeds $2.5M out of CA Exception request to use AIV not PP and repairs completed Exception request to use transaction history to clear POF - Due Diligence Vendor-01/22/2025	XXXX		• Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) • Past Transactions: 19 • Currently on title: 72 • Cash Reserves: $XXXX) • FICO Score: 755.0	GA	Investment	Refinance	No Cash Out - Borrower Initiated	3256386	Originator Post-Close	Yes
XXXX	xx3854	Closed	2025-01-22 19:54	2025-01-22 20:18	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Loan does not conform to program guidelines Document Uploaded. Risks:
"Requesting an exception to hold cash out funds in a controlled account by XXXX

XX
Exceptions Being Requested

1) Approval Authority: Use XXXX controlled account for cash out funds
"

Mitigant:
Tier A, XXXX lender customer with 30 past transactions and 43 on title (borrower is experience in the subject market area). This is a fully rehabbed property. Interior and exterior photos are filed in AGG confirming work completed. Property has been owned for 7 months. We are competing with 100% financing and XXXXs pricing as the customer is offered 8.5% rate at .25 points. The borrower is committed to bringing all fix and flip along with Multi family business to one lender and he wants XXXX to be the preferred lender. We are trying to propose a strategy of cashing out on 4 properties the borrower owns and using the proceeds for new purchase down payments. The borrower currently has 6 new purchase multi-unit deals in the pipeline, (total volume $XXXX). The borrower intends to utilize the funds from the cash out of (XXXX) towards the current deals he has with XXXX. Our legal team has previously advised that funds can be held for no longer than 30 days. Our goal is to finalize the funding within the next week. A list of these deals is filed in AGG. The customer has agreed to escrow the funds, allowing us to hold and disburse the cash out proceeds specifically for new purchases. Executed agreement filed. - Due Diligence Vendor-01/22/2025	Waived-Loan does not conform to program guidelines Document Uploaded. Risks:
"Requesting an exception to hold cash out funds in a controlled account by XXXX

XX
Exceptions Being Requested

1) Approval Authority: Use XXXX controlled account for cash out funds
"

Mitigant:
Tier A, XXXX lender customer with 30 past transactions and 43 on title (borrower is experience in the subject market area). This is a fully rehabbed property. Interior and exterior photos are filed in AGG confirming work completed. Property has been owned for 7 months. We are competing with 100% financing and XXXX pricing as the customer is offered 8.5% rate at .25 points. The borrower is committed to bringing all fix and flip along with Multi family business to one lender and he wants XXXX to be the preferred lender. We are trying to propose a strategy of cashing out on 4 properties the borrower owns and using the proceeds for new purchase down payments. The borrower currently has 6 new purchase multi-unit deals in the pipeline, (total volume $XXXX borrower intends to utilize the funds from the cash out of (XXXX) towards the current deals he has with XXXX. Our legal team has previously advised that funds can be held for no longer than 30 days. Our goal is to finalize the funding within the next week. A list of these deals is filed in AGG. The customer has agreed to escrow the funds, allowing us to hold and disburse the cash out proceeds specifically for new purchases. Executed agreement filed. - Due Diligence Vendor-01/22/2025
																XXXX		Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 31 Currently on title: 47 Cash Reserves: $XXXX Average Cash Balance: $XXXX FICO Score: 704 Net Worth: $XXXX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	3257155	Originator Post-Close	Yes
XXXX	xx0578	Closed	2025-01-23 18:35	2025-02-04 18:26	Resolved	1 - Information	C	A	Credit	Doc Issue	Mortgage missing / unexecuted	Resolved-Mortgage/Deed of Trust is Present - Due Diligence Vendor-02/04/2025
Resolved-Exception for the error provided by client- resolved. - Due Diligence Vendor-02/04/2025
Ready for Review-Document Uploaded.  - Seller-02/03/2025
Counter-Scrivener's Affidavit for clerical title error  - Due Diligence Vendor-01/29/2025
Counter-DOT provided by client is prior 1 year of the note date- Need client to provide updated DOT or acknowledgment for the waiver where the date has to be XXXX - Due Diligence Vendor-01/28/2025
Ready for Review-Document Uploaded. Hello, please see the attached deed that was recorded - the 2024 vs 2025 oversight is waived. Please waive condition. Thank you!! - Seller-01/27/2025
													Open-Mortgage/Deed of Trust is Missing Notary acknowledgement date in DOT showing as XXXX whereas note date showing as XXXX- Need client to provide updated notary acknowledgement date on or after note date. - Due Diligence Vendor-01/23/2025	Ready for Review-Document Uploaded. - Seller-02/03/2025 Ready for Review-Document Uploaded. Hello, please see the attached deed that was recorded - the 2024 vs 2025 oversight is waived. Please waive condition. Thank you!! - Seller-01/27/2025	Resolved-Mortgage/Deed of Trust is Present - Due Diligence Vendor-02/04/2025 Resolved-Exception for the error provided by client- resolved. - Due Diligence Vendor-02/04/2025	XXXX			VA	Investment	Purchase	NA	3269192	N/A	N/A
XXXX	xx0604		Closed	2025-01-24 22:06	2025-01-24 22:06	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Exceptions being requested 1.) Approval Authority - Loan Amount Over XXXX (Stnd: $XXXX / Req:XXXX 2.) Policy Exception - Credit Limit Exceeds-One time (Stnd: $XXXX / Req: $XXXX - Due Diligence Vendor-01/24/2025		Waived-Document Uploaded. Exceptions being requested 1.) Approval Authority - Loan Amount Over XXXX (Stnd: $XXXX / Req: XXXX 2.) Policy Exception - Credit Limit Exceeds-One time (Stnd: $XXXX / Req: $XXXX) - Due Diligence Vendor-01/24/2025	XXXX		• Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) • Past Transactions: 11 • Currently on title: 9 • Cash Reserves: $XXXX • FICO Score: 765.0	AZ	Investment	Purchase	NA	3280726	Originator Post-Close	Yes
XXXX	xx3944		Closed	2025-01-23 22:10	2025-04-11 17:56	Acknowledged	2 - Non-Material	C	B	Property	Value	All Valuation Products Have Variations to Primary that Exceeds -10%	Acknowledged-ARV out of tolerance at -10.67%. AIV in tolerance at 0%. - Due Diligence Vendor-04/11/2025 Open- - Due Diligence Vendor-04/11/2025 Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Value Reconciliation doc available in file - Due Diligence Vendor-01/23/2025		Acknowledged-ARV out of tolerance at -10.67%. AIV in tolerance at 0%. - Due Diligence Vendor-04/11/2025 Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Value Reconciliation doc available in file - Due Diligence Vendor-01/23/2025				CA	Investment	Purchase	NA	3271623	Investor Post-Close	No
XXXX	xx3785		Closed	2025-01-27 16:26	2025-03-21 19:38	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Requesting an exception to use 50% of the borrowers 401K Account to clear POF for all three loans in the pipeline - Due Diligence Vendor-03/21/2025 Waived-Document Uploaded. Requesting an exception to use 50% of the borrowers 401K - Due Diligence Vendor-01/27/2025		Waived-Requesting an exception to use 50% of the borrowers 401K Account to clear POF for all three loans in the pipeline - Due Diligence Vendor-03/21/2025 Waived-Document Uploaded. Requesting an exception to use 50% of the borrowers 401K - Due Diligence Vendor-01/27/2025	XXXX		- Tier A borrower	GA	Investment	Purchase	NA	3286827	Originator Pre-Close	Yes
XXXX	xx2174		Closed	2025-01-27 18:51	2025-01-27 19:01	Waived	2 - Non-Material	B	B	Credit	Credit	Audited LTC is higher than the guideline maximum LTC	Waived-Document Uploaded. .Risks: • Loan to Cost Exceeds Maximum • 85% LTC Tier B borrower • XX • Exceptions Being Requested • 1) Policy Exception: Leverage-LTC Exceeds Max (Stnd: 80% /Req: 85%) Mitigant: • Pre-approved by CC - contingent on verifying 5 properties, 2 of which are rentals (added to contact page) - filed in CC submission to get 85% LTC Strong FICO and experience in the subject market area. - Due Diligence Vendor-01/27/2025		Waived-Document Uploaded. .Risks: • Loan to Cost Exceeds Maximum • 85% LTC Tier B borrower • XX • Exceptions Being Requested • 1) Policy Exception: Leverage-LTC Exceeds Max (Stnd: 80% /Req: 85%) Mitigant: • Pre-approved by CC - contingent on verifying 5 properties, 2 of which are rentals (added to contact page) - filed in CC submission to get 85% LTC Strong FICO and experience in the subject market area. - Due Diligence Vendor-01/27/2025	XXXX		• Borrower Tier: B- (Upload) (Rate: 9.5-10.5 % Points: 1.5-2.0%) • Past Transactions: 5 • Currently on title: 6 • Cash Reserves: $XXXX • Average Cash Balance: $XXXX • FICO Score: 744 • Net Worth: $0.00	FL	Investment	Refinance	No Cash Out - Borrower Initiated	3288761	Originator Post-Close	Yes
XXXX	xx0066		Closed	2025-01-23 18:21	2025-04-11 17:48	Acknowledged	2 - Non-Material	C	B	Property	Value	All Valuation Products Have Variations to Primary that Exceeds -10%	Acknowledged-ARV out of tolerance at -13.81%. AIV in tolerance at -4.13%. - Due Diligence Vendor-04/11/2025 Open- - Due Diligence Vendor-04/11/2025 Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Value Reconciliation in File - Due Diligence Vendor-01/23/2025		Acknowledged-ARV out of tolerance at -13.81%. AIV in tolerance at -4.13%. - Due Diligence Vendor-04/11/2025 Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Value Reconciliation in File - Due Diligence Vendor-01/23/2025				MS	Investment	Purchase	NA	3268967	Investor Post-Close	No
XXXX	xx0371		Closed	2025-01-27 19:10	2025-01-27 19:17	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Loan does not conform to program guidelines Document Uploaded. Borrower FICO is 712 and Number of existing properties 27, as per guideline borrower will fall under Tier B - Due Diligence Vendor-01/27/2025		Waived-Loan does not conform to program guidelines Document Uploaded. Borrower FICO is 712 and Number of existing properties 27, as per guideline borrower will fall under Tier B - Due Diligence Vendor-01/27/2025	XXXX		• 9 points from tier A • 28 Past Transactions • Mortgage lates cleared by UW Manager	PA	Investment	Refinance	Cash Out - Other	3289029	Originator Post-Close	Yes
XXXX	xx2182	Closed	2025-01-27 18:12	2025-01-30 19:51	Resolved	1 - Information	C	A	Credit	Eligibility	Loan does not conform to program guidelines	Resolved-Properties updated as per below Instruction-Resolved. - Due Diligence Vendor-01/30/2025
Resolved- - Due Diligence Vendor-01/30/2025
Ready for Review-Document Uploaded. Track Record PDF Document Re-Uploaded. We just recently updated the Track Record that we attached in the credit folder. In the left side of the PDF most of the time there will be a reason for the borrower Final Tier. Will discuss this with XXXX on our next meeting. Track record s/b in the credit folder but uploading it here again for reference.  Please rescind finding. - Seller-01/29/2025
Open-Loan does not conform to program guidelines
As per the Guideline
  Experience -8
FICO = 744
Tier -B
But in final review show the Tier A client need to provide the Loan Exception form for Tier level

													- Due Diligence Vendor-01/27/2025	Ready for Review-Document Uploaded. Track Record PDF Document Re-Uploaded. We just recently updated the Track Record that we attached in the credit folder. In the left side of the PDF most of the time there will be a reason for the borrower Final Tier. Will discuss this with XXXX on our next meeting. Track record s/b in the credit folder but uploading it here again for reference. Please rescind finding. - Seller-01/29/2025	Resolved-Properties updated as per below Instruction-Resolved. - Due Diligence Vendor-01/30/2025	XXXX			FL	Investment	Refinance	Cash Out - Other	3288225	N/A	N/A
XXXX	xx2182		Closed	2025-01-27 18:22	2025-01-27 18:23	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks Mitigant "Borrower requested to remove PPI Borrower has been unwilling or unable to provide additional POF 1. Policy Exception- Does Not Meet 50k Liquidity- Standard: $50k, Requested: $20 + Cash Out Proceeds from this loan" FICO 744 Tier A Cash Out proceeds from loan XXXX sufficient to cover POF requirements for loanXXXX - Due Diligence Vendor-01/27/2025		Waived-Document Uploaded. Risks Mitigant "Borrower requested to remove PPI Borrower has been unwilling or unable to provide additional POF 1. Policy Exception- Does Not Meet 50k Liquidity- Standard: $50k, Requested: $20 + Cash Out Proceeds from this loan" FICO 744 Tier A Cash Out proceeds from loan XXXX sufficient to cover POF requirements for loan XXXX - Due Diligence Vendor-01/27/2025	XXXX		Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 6 Currently on title: 27 Cash Reserves: $35,959.02 (11/2024) Average Cash Balance: XXXX FICO Score: 744 Net Worth: $XXXX	FL	Investment	Refinance	Cash Out - Other	3288364	Originator Post-Close	Yes
XXXX	xx0771		Closed	2025-01-31 18:47	2025-04-11 17:36	Acknowledged	2 - Non-Material	C	B	Property	Value	All Valuation Products Have Variations to Primary that Exceeds -10%	Acknowledged-ARV out of tolerance at -14.89%. AIV in tolerance at -6.31%. - Due Diligence Vendor-04/11/2025 Open- - Due Diligence Vendor-04/11/2025 Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Value Reconciliation in File - Due Diligence Vendor-01/31/2025		Acknowledged-ARV out of tolerance at -14.89%. AIV in tolerance at -6.31%. - Due Diligence Vendor-04/11/2025 Rescinded-Secondary valuation has a Variance to Primary value that exceeds -10%. Value Reconciliation in File - Due Diligence Vendor-01/31/2025				MO	Investment	Purchase	NA	3328544	Investor Post-Close	No
XXXX	xx1494	Closed	2025-01-31 17:44	2025-02-11 16:07	Resolved	1 - Information	C	A	Credit	Credit	Audited LTC is higher than the guideline maximum LTC	Resolved-Updated Appraisal Provided with Suburban Location now LTC is Within Guideline Resolved - Due Diligence Vendor-02/11/2025

Ready for Review-Per XXXX's underwriting team the appraiser agreed the property was Not in a Rural Area and updated the appraisal.  Please review appraisal and rescind finding if agreed. - Seller-02/10/2025

Counter-Appraisal provided is not acceptable- As per guidelines client need to provide exception form with compensating factors for the LTC Credit breach. - Due Diligence Vendor-02/10/2025

Ready for Review-Document Uploaded. Please disregard the exception form I provided.  Underwriting has provided me this appraisal for this open finding. - Seller-02/07/2025

Counter-Executed Exception document received but Risk & Mitigants are missing. Needed Client to provide updated exception document. - Due Diligence Vendor-02/05/2025

Ready for Review-Document Uploaded. Exception loan form in the credit folder previously submitted.  If agreed, please removed finding. - Seller-02/04/2025

Open-Calculated LTC 90.46% is exceeding the guidelines Max LTC 77.5% (Rural property reduced LTC by -17.5%). Needed client provide Exception form Compensating factors.
													- Due Diligence Vendor-01/31/2025	Ready for Review-Per XXXX's underwriting team the appraiser agreed the property was Not in a Rural Area and updated the appraisal. Please review appraisal and rescind finding if agreed. - Seller-02/10/2025 Ready for Review-Document Uploaded. Please disregard the exception form I provided. Underwriting has provided me this appraisal for this open finding. - Seller-02/07/2025 Ready for Review-Document Uploaded. Exception loan form in the credit folder previously submitted. If agreed, please removed finding. - Seller-02/04/2025	Resolved-Updated Appraisal Provided with Suburban Location now LTC is Within Guideline Resolved - Due Diligence Vendor-02/11/2025	XXXX			NV	Investment	Purchase	NA	3327769	N/A	N/A
XXXX	xx0571		Closed	2025-02-03 15:05	2025-02-03 15:06	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. -Assignment fee more than 20% of PP (The LTC on this file includes 100% of the current assignment fee) - Sq ft below 700 - 1x request to waive the leverage haircut for rural area - Due Diligence Vendor-02/03/2025		Waived-Document Uploaded. -Assignment fee more than 20% of PP (The LTC on this file includes 100% of the current assignment fee) - Sq ft below 700 - 1x request to waive the leverage haircut for rural area - Due Diligence Vendor-02/03/2025	XXXX		• Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) • Past Transactions: 175 • Currently on title: 108 • Cash Reserves: XXXX) • FICO Score: 693	VA	Investment	Purchase	NA	3334859	Originator Post-Close	Yes
XXXX	xx0828		Closed	2025-01-31 18:23	2025-01-31 18:24	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks: •XX • Exceptions Being Requested: • 1) Policy Exception- Assignment Fee Over 20% of PP (Stnd: max. 20% of PP /Req: 24% of PP) Mitigant: •Leverage is maxed out at 70% LTARV. Experience in the area. Points charged above the matrix minimum. - Due Diligence Vendor-01/31/2025		Waived-Document Uploaded. Risks: • XX • Exceptions Being Requested: • 1) Policy Exception- Assignment Fee Over 20% of PP (Stnd: max. 20% of PP /Req: 24% of PP) Mitigant: •Leverage is maxed out at 70% LTARV. Experience in the area. Points charged above the matrix minimum. - Due Diligence Vendor-01/31/2025	XXXX		• Borrower Tier: B- (Upload) (Rate: 9.5-10.5 % Points: 1.5-2.0%) • Past Transactions: 5 • Currently on title: 1 • Cash Reserves: $161,424.33 (12/2024) • Average Cash Balance: $XXXX • FICO Score: 802.0 • Net Worth: XXXX	OH	Investment	Purchase	NA	3328249	Originator Post-Close	Yes
XXXX	xx3823		Closed	2025-01-31 19:52	2025-01-31 19:58	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. - Loan Amount over $3MM -Using AIV in LTC -One time exception to exceed credit commitment -Requesting to use standard rehab rates/terms -Waive midstream haircut - Due Diligence Vendor-01/31/2025		Waived-Document Uploaded. - Loan Amount over $3MM -Using AIV in LTC -One time exception to exceed credit commitment -Requesting to use standard rehab rates/terms -Waive midstream haircut - Due Diligence Vendor-01/31/2025	XXXX		• Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) • Past Transactions: 13 • Currently on title: 2 • Cash Reserves: $XXXX) • FICO Score: 704	CA	Investment	Refinance	No Cash Out - Borrower Initiated	3329311	Originator Post-Close	Yes
XXXX	xx0515		Closed	2025-02-03 14:54	2025-02-14 21:36	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Audited LTV Exceeds Guideline LTV Document Uploaded. Refinance Type = No Cash Out - Borrower Initiated and Property State in ( IL, MI, NJ ) and Guideline Tier Level = A Lender LTV <= 70 - Due Diligence Vendor-02/03/2025		Waived-Audited LTV Exceeds Guideline LTV Document Uploaded. Refinance Type = No Cash Out - Borrower Initiated and Property State in ( IL, MI, NJ ) and Guideline Tier Level = A Lender LTV <= 70 - Due Diligence Vendor-02/03/2025	XXXX		-Budget is only $525 over the limit for extensive rehab. 51.81% .149 past transactions. 787 FICO. -LTARV 51.81% -Tier A borrower -49 past transactions. -787 FICO	MI	Investment	Refinance	No Cash Out - Borrower Initiated	3334765	Originator Pre-Close	Yes
XXXX	xx0515	Closed	2025-02-03 14:05	2025-02-14 21:36	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan Eligibility	Waived-Exceptional approval uploaded for Standard Rehab terms for Extensive Project - Due Diligence Vendor-02/14/2025
Waived-exception form received for standard rehab terms for extensive project - Due Diligence Vendor-02/06/2025
Ready for Review-Document Uploaded. Per underwriting if you can please expand row 6 Risk Section - New submission:

-Waiving MI -5% ARV haircut

Previous submission:

-Requesting standard rehab terms for extensive project

XX
Exceptions Being Requested

1) Policy Exception: Leverage-LTC Exceeds Max (Stnd: 85% /Req: 95%)

2) Policy Exception: Leverage-LTARV Exceeds Max (Stnd: 65% /Req: 75%) - Seller-02/05/2025
Counter-Please provide the Updated UW calculation sheet as calculated LTC is 108.59% and also the need clarification on Rehab type (Rehab amount ≥ 50% of the purchase price with minimum of $XXXX rehab (PP XXXX and Rehab XXXX) - Due Diligence Vendor-02/05/2025
Ready for Review-Document Uploaded.  - Seller-02/04/2025
Open-Could you please Provide Updated UW Sheet/ Exception Report for
-Audited LTC is More than 100%.
- Rehab Type as per UW sheet is Standard but it is an Extensive Rehab Loan as Rehab amount ≥ 50% of the purchase price with minimum of $XXXX rehab (PP XXXX and Rehab XXXX)
													-The Loan Exception to consider As is Value instead of PP. - Due Diligence Vendor-02/03/2025	Ready for Review-Document Uploaded. Per underwriting if you can please expand row 6 Risk Section - New submission: -Waiving MI -5% ARV haircut Previous submission: -Requesting standard rehab terms for extensive project XX Exceptions Being Requested 1) Policy Exception: Leverage-LTC Exceeds Max (Stnd: 85% /Req: 95%) 2) Policy Exception: Leverage-LTARV Exceeds Max (Stnd: 65% /Req: 75%) - Seller-02/05/2025 Ready for Review-Document Uploaded. - Seller-02/04/2025	Waived-Exceptional approval uploaded for Standard Rehab terms for Extensive Project - Due Diligence Vendor-02/14/2025 Waived-exception form received for standard rehab terms for extensive project - Due Diligence Vendor-02/06/2025	XXXX		-Budget is only $525 over the limit for extensive rehab. 51.81% .149 past transactions. 787 FICO. -LTARV 51.81% -Tier A borrower -49 past transactions. -787 FICO	MI	Investment	Refinance	No Cash Out - Borrower Initiated	3334322	Originator Post-Close	Yes
XXXX	xx4003	Closed	2025-02-03 14:45	2025-02-05 19:39	Resolved	1 - Information	C	A	Credit	Eligibility	Loan does not conform to program guidelines	Resolved-As per Client instructions Currently on Title properties are considered for experience. - Resolved - Due Diligence Vendor-02/05/2025

Ready for Review-Document Uploaded. Track Record PDF Document Re-Uploaded. We just recently updated the Track Record that we attached in the credit folder. In the left side of the PDF most of the time there will be a reason for the borrower Final Tier. Will discuss this with XXXX on our next meeting. Track record s/b in the credit folder but uploading it here again for reference.  Borrower Tier A: Reason based on 704 Fico and 40+ Past Transactions - Seller-02/04/2025

Open-Loan does not conform to program guidelines Borrower FICO is 704 and Number of existing properties 35, as per guideline borrower will fall under Tier B, but in Final Review document considered as a Tier A borrower which is bleaching the guidelines. Need Client to provided Exception form with comp factors for Tier level.
													- Due Diligence Vendor-02/03/2025	Ready for Review-Document Uploaded. Track Record PDF Document Re-Uploaded. We just recently updated the Track Record that we attached in the credit folder. In the left side of the PDF most of the time there will be a reason for the borrower Final Tier. Will discuss this with XXXX on our next meeting. Track record s/b in the credit folder but uploading it here again for reference. Borrower Tier A: Reason based on 704 Fico and 40+ Past Transactions - Seller-02/04/2025	Resolved-As per Client instructions Currently on Title properties are considered for experience. - Resolved - Due Diligence Vendor-02/05/2025	XXXX			CA	Investment	Purchase	NA	3334663	N/A	N/A
XXXX	xx2167	Closed	2025-02-07 19:59	2025-02-07 19:59	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Waived-Document Uploaded. *Risks
- One-time Exception to Exceed Credit Commitment
- Loan Amount over $3MM
- 5% Haircut - request to waive mid-stream cut to LTC

XX
Exceptions Being Requested:
Tier 2 - Sr UW
1) Approval Authority - Rural zoning (requesting to proceed without considering property as rural)
2) Approval Authority - Refinance from another lender

Tier 3 - UW Manager
1) Policy Exception - Property over 2 acres (Stnd: 2 acres /Req: XXXX
2) Policy Exception-Leverage-LTC Exceeds Max (Stnd: 75% / Req: 80%)
>requesting to waive the mid-stream -5% LTC haircut
3) Policy Exception - Credit Limit Exceeds-One Time (Stnd: $XXXX / Req: $XXXX

Tier 4 - CC
1) Policy Exception - Loan Term Exceeds Maximum (Stnd: 12 / Req: 18)

Tier 5 - IC
1) Approval Authority - Loan amount over $3M - Due Diligence Vendor-02/07/2025	Waived-Document Uploaded. *Risks
- One-time Exception to Exceed Credit Commitment
- Loan Amount over $3MM
- 5% Haircut - request to waive mid-stream cut to LTC

XX
Exceptions Being Requested:
Tier 2 - Sr UW
1) Approval Authority - Rural zoning (requesting to proceed without considering property as rural)
2) Approval Authority - Refinance from another lender

Tier 3 - UW Manager
1) Policy Exception - Property over 2 acres (Stnd: 2 acres /Req: 2.5 acres)
2) Policy Exception-Leverage-LTC Exceeds Max (Stnd: 75% / Req: 80%)
>requesting to waive the mid-stream -5% LTC haircut
3) Policy Exception - Credit Limit Exceeds-One Time (Stnd: $XXXX / Req: $XXXX

Tier 4 - CC
1) Policy Exception - Loan Term Exceeds Maximum (Stnd: 12 / Req: 18)

Tier 5 - IC
1) Approval Authority - Loan amount over $3M - Due Diligence Vendor-02/07/2025
																XXXX		*Mitigant A tier borrower with experience in the subject market area and proof of good history - requesting exceeding one time exception *Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 24 Currently on title: 11 FICO Score: 776	FL	Investment	Refinance	No Cash Out - Borrower Initiated	3378698	Originator Post-Close	Yes
XXXX	xx2342	Closed	2025-02-07 18:47	2025-02-13 17:53	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Risks:
• First time borrower
• Refinance from another lender
• Requesting to use cash out towards the 50k minimum
• Requesting an ARV exception to waive the 5% ARV haircut
• xx
• Exceptions being requested
• 1) Policy Exception - Does Not Meet 50k Liquidity (Stnd: $50K / Req: $1k
• 2) Leverage-LTAIV Exceeds Max (Stnd: 70% / Req: 75%)
• 3) Leverage-LTARV Exceeds Max (Stnd: 70% / Req: 75%)

Mitigant:
• Tier B borrower experienced in NC 13 flips
 - Due Diligence Vendor-02/13/2025
Ready for Review-Document Uploaded.  - Seller-02/12/2025
Counter-Calculated LTV 75% is exceeding guidelines max LTV 70% (Tier B max LTV 75% and 5% deducted from max LTV 75.-5  = 70% due to cash out transaction).  Needed Client to provide exception with comp factors. - Due Diligence Vendor-02/11/2025
Ready for Review-Per XXXX's underwriting they are asking if you can please clarify the finding since this loan is a Tier B & can go up to 75% on a bridge loan. - Seller-02/10/2025
													Open-Audited LTV Exceeds Guideline LTV As-Is LTV: XXXX = 75% which is Exceeding the XXXX GLS limit Hence, XXXX needs to provide with us a Formal Loan Exception with Compensating Factors - Due Diligence Vendor-02/07/2025	Ready for Review-Document Uploaded. - Seller-02/12/2025 Ready for Review-Per XXXX's underwriting they are asking if you can please clarify the finding since this loan is a Tier B & can go up to 75% on a bridge loan. - Seller-02/10/2025	Waived-Risks: • First time borrower • Refinance from another lender • Requesting to use cash out towards the 50k minimum • Requesting an ARV exception to waive the 5% ARV haircut • xx • Exceptions being requested • 1) Policy Exception - Does Not Meet XXXX Liquidity (Stnd: $XXXX / Req: $XXXX • 2) Leverage-LTAIV Exceeds Max (Stnd: 70% / Req: 75%) • 3) Leverage-LTARV Exceeds Max (Stnd: 70% / Req: 75%) Mitigant: • Tier B borrower experienced in NC 13 flips - Due Diligence Vendor-02/13/2025	XXXX		• Borrower Tier: B- (Upload) (Rate: 9.5-10.5 % Points: 1.5-2.0%) • Past Transactions: 5 • Currently on title: 8 • Cash Reserves: $XXXX (12/2024) • Average Cash Balance: XXXX • FICO Score: 685.0 • Net Worth: $XXXX	NC	Investment	Refinance	Cash Out - Other	3377825	Originator Post-Close	Yes
XXXX	xx0609		Closed	2025-02-14 18:46	2025-02-14 18:46	Waived	2 - Non-Material	B	B	Credit	Credit	Audited LTC is higher than the guideline maximum LTC	Waived-Document Uploaded. - Due Diligence Vendor-02/14/2025 Waived-Exceptional Approval uploaded to use the standard guidelines - Due Diligence Vendor-02/14/2025		Waived-Document Uploaded. - Due Diligence Vendor-02/14/2025 Waived-Exceptional Approval uploaded to use the standard guidelines - Due Diligence Vendor-02/14/2025	XXXX		-Tier A borrower -Good FICO, -Local experience, -$350k+ in reserves, -Final budget just above ratio for standard vs extensive. -Min 4 more flip deals the borrower is working on for Q1 / Q2.	AZ	Investment	Purchase	NA	3427654	Originator Pre-Close	Yes
XXXX	xx0609		Closed	2025-02-14 18:46	2025-02-14 18:46	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Document Uploaded. - Due Diligence Vendor-02/14/2025 Waived-Audited LTV Exceeds Guideline LTV Exceptional Approval uploaded to use the standard guidelines - Due Diligence Vendor-02/14/2025		Waived-Document Uploaded. - Due Diligence Vendor-02/14/2025 Waived-Audited LTV Exceeds Guideline LTV Exceptional Approval uploaded to use the standard guidelines - Due Diligence Vendor-02/14/2025	XXXX		-Tier A borrower -Good FICO, -Local experience, -$350k+ in reserves, -Final budget just above ratio for standard vs extensive. -Min 4 more flip deals the borrower is working on for Q1 / Q2.	AZ	Investment	Purchase	NA	3427653	Originator Pre-Close	No
XXXX	xx0609		Closed	2025-02-12 17:06	2025-02-12 17:08	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan Eligibility	Waived-Document Uploaded. Risks "AE requesting approval to have this as a standard rehab vs Extensive rehab XX Exceptions Being Requested: 1) Policy Exception - Leverage-LTC Exceeds Max (Stnd: 85% /Req: 93.64%) 2) Policy Exception - Leverage-LTARV Exceeds Max (Stnd: 70% /Req: 75%) " - Due Diligence Vendor-02/12/2025		Waived-Document Uploaded. Risks "AE requesting approval to have this as a standard rehab vs Extensive rehab XX Exceptions Being Requested: 1) Policy Exception - Leverage-LTC Exceeds Max (Stnd: 85% /Req: 93.64%) 2) Policy Exception - Leverage-LTARV Exceeds Max (Stnd: 70% /Req: 75%) " - Due Diligence Vendor-02/12/2025	XXXX		Borrower Tier: A- (Upload) (Rate: 9-10 % Points: 0.75-1.75%) Past Transactions: 1 Currently on title: 2 Cash Reserves: XXXX) Average Cash Balance: $XXXX FICO Score: 763	AZ	Investment	Purchase	NA	3408069	Originator Post-Close	Yes